UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Equity Income Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (81.7%)
Consumer Staples (10.0%)
Altria Group, Inc.	26,000	$1,681,160
Diageo PLC - ADR	34,000	2,016,200
General Mills, Inc.	47,700	2,231,883
New York Times Co. (The) - Class A	36,000	1,121,400

		7,050,643

Energy (13.9%)
ChevronTexaco Corp.	45,700	2,555,544
ConocoPhillips	46,000	2,644,540
Kinder Morgan, Inc.	22,500	1,872,000
Petroleo Brasileiro S.A. - ADR	52,000	2,710,760

		9,782,844

Financials (34.5%)
Alliance Capital Management Holding L.P.	47,200	2,206,128
Capital Automotive, REIT	69,900	2,668,083
Cincinnati Financial Corp.	62,575	2,475,467
Equity One, Inc., REIT	97,600	2,215,520
First Industrial Realty Trust, REIT	60,900	2,429,910
North Fork Bancorporation, Inc.	74,900	2,103,941
St. Paul Travelers Cos., Inc. (The)	64,000	2,529,920
U.S. Bancorp	81,000	2,365,200
Weingarten Realty Investors, REIT	62,700	2,459,094
XL Capital, Ltd. – Class A	39,000	2,902,380

		24,355,643

Health Care (5.2%)
Abbott Laboratories	38,400	1,881,984
Merck & Co., Inc.	57,000	1,755,600

		3,637,584

Industrials (3.0%)
General Electric Co.	60,500	2,096,325

Information Technology (3.6%)
Nokia Corp. - ADR	151,500	2,520,960

Materials (5.1%)
Bemis Co., Inc.	72,600	1,926,804
Sonoco Products Co.	63,400	1,680,100

		3,606,904

Telecommunication Services (2.9%)
SBC Communications, Inc.	87,320	2,073,850

Utilities (3.5%)
Pinnacle West Capital Corp.	56,000	2,489,200

Total Common Stocks (Cost $51,720,605)		57,613,953

Investment Companies (1.6%)
Van Kampen Municipal Trust	40,300	584,350
Van Kampen Trust for Investment Grade Municipals	36,200	544,086

Total Investment Companies (Cost $1,101,263)		1,128,436

Repurchase Agreement (15.5%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturity value of $10,908,988 (Collateralized fully by U.S. Government Agencies)	$10,908,140	10,908,140

Total Repurchase Agreement (Cost $10,908,140)		10,908,140

Total Investments (Cost $63,730,008) - 98.8%		$69,650,529

Percentages indicated are based on net assets as of June 30, 2005.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Large Company Value Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (95.4%)
Consumer Discretionary (9.0%)
Gannett Co., Inc. (b)	221,000	$15,719,730
Mattel, Inc. (b)	389,800	7,133,340
May Department Stores Co.	178,250	7,158,520
V.F. Corp.	123,250	7,052,365
Walt Disney Co. (The)	640,000	16,115,200
Whirlpool Corp. (b)	103,000	7,221,330

		60,400,485

Consumer Staples (5.9%)
Albertson’s, Inc. (b)	367,720	7,604,450
Altria Group, Inc.	168,590	10,901,029
Kimberly-Clark Corp.	205,500	12,862,245
Sara Lee Corp.	397,010	7,864,768

		39,232,492

Energy (13.0%)
Anadarko Petroleum Corp. (b)	124,500	10,227,675
Burlington Resources, Inc. (b)	105,000	5,800,200
ChevronTexaco Corp. (b)	315,460	17,640,523
ConocoPhillips	363,834	20,916,817
Exxon Mobil Corp.	240,000	13,792,800
Royal Dutch Petroleum Co. - NY Shares	207,600	13,473,240
Schlumberger, Ltd. (b)	71,000	5,391,740

		87,242,995

Financials (28.4%)
American International Group, Inc.	55,000	3,195,500
Bank of America Corp.	392,600	17,906,487
Bank of New York Co., Inc.	175,000	5,036,500
Citigroup, Inc.	345,666	15,980,139
Equity Residential, REIT	164,000	6,038,480
Fannie Mae	156,000	9,110,400
Franklin Resources, Inc.	111,000	8,544,780
ING Groep NV - ADR	246,680	6,919,374
J.P. Morgan Chase & Co.	447,772	15,815,307
Lincoln National Corp.	128,900	6,047,988
Merrill Lynch & Company, Inc.	190,000	10,451,900
Northern Trust Corp. (b)	307,718	14,028,864
Old Republic International Corp.	283,000	7,157,070
PNC Financial Services Group (b)	247,500	13,478,850
St. Paul Companies, Inc. (The) (b)	408,500	16,148,005
SunTrust Banks, Inc. (b)	141,000	10,185,840
Washington Mutual, Inc. (b)	333,000	13,549,770
Wells Fargo & Co. (b)	158,000	9,729,640

		189,324,894

Health Care (8.8%)
Abbott Laboratories	141,000	6,910,410
Becton, Dickinson & Co.	59,100	3,100,977
Bristol-Myers Squibb Co.	228,080	5,697,438
Cigna Corp.	114,700	12,276,341
HCA, Inc. (b)	140,800	7,979,136

Johnson & Johnson (b)	82,600	5,369,000
Merck & Co., Inc.	353,000	10,872,400
Pfizer, Inc.	230,000	6,343,400

		58,549,102

Industrials (7.6%)
CSX Corp.	185,200	7,900,632
Emerson Electric Co. (b)	111,370	6,975,103
General Electric Co.	260,000	9,009,000
Parker-Hannifin Corp.	117,000	7,255,170
Pitney Bowes, Inc.	151,800	6,610,890
Raytheon Co.	332,500	13,007,400

		50,758,195

Information Technology (7.5%)
Agilent Technologies, Inc. (a)(b)	280,419	6,455,245
Automatic Data Processing, Inc.	167,400	7,025,778
First Data Corp.	187,000	7,506,180
Hewlett-Packard Co. (b)	575,000	13,518,250
Microsoft Corp.	273,000	6,781,320
Nokia Corp. – ADR (b)	540,000	8,985,600

		50,272,373

Materials (4.4%)
Air Products & Chemicals, Inc.	124,700	7,519,410
Alcoa, Inc. (b)	256,000	6,689,280
E.I. DuPont de Nemours & Co.	45,600	1,961,256
Phelps Dodge Corp. (b)	22,400	2,072,000
Weyerhaeuser Co. (b)	175,500	11,170,575

		29,412,521

Telecommunication Services (5.6%)
AT&T Corp. (b)	78,824	1,500,809
BellSouth Corp. (b)	405,000	10,760,850
SBC Communications, Inc. (b)	430,400	10,222,000
Sprint Corp. (b)	273,400	6,859,606
Time Warner, Inc. (a)	499,000	8,338,290

		37,681,555

Utilities (5.2%)
Dominion Resources, Inc. (b)	89,000	6,531,710
Duke Energy Corp. (b)	237,000	7,046,010
NiSource, Inc. (b)	493,100	12,194,363
TXU Corp.	16,800	1,395,912
Xcel Energy, Inc.	396,275	7,735,288

		34,903,283

Total Common Stocks (Cost $483,434,897)		637,777,895

Repurchase Agreement (3.9%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $26,299,940 (Collateralized fully by U.S. Government Agencies)	$26,297,895	26,297,895

Total Repurchase Agreement (Cost $26,297,895)		26,297,895

Securities Held as Collateral for Securities on Loan (29.1%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	194,597,904	194,597,904

Total Securities Held as Collateral for Securities on Loan (Cost $194,597,904)		194,597,904

Total Investments (Cost $704,330,696) - 128.4%		$858,673,694

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Large Company Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (96.8%)
Consumer Discretionary (14.2%)
Chico’s FAS, Inc. (a)(b)	254,054	$8,708,971
Coach, Inc. (a)	170,000	5,706,900
eBay, Inc. (a)(b)	40,000	1,320,400
Hershey Foods Corp. (b)	60,105	3,732,521
Home Depot, Inc.	98,681	3,838,691
Kohl’s Corp. (a)(b)	101,942	5,699,577
Starbucks Corp. (a)	94,000	4,856,040
Target Corp. (b)	170,000	9,249,700
Toll Brothers, Inc. (a)(b)	24,468	2,484,725
Viacom Inc. - Class B	26,283	841,582
Walt Disney Co. (The)	62,465	1,572,869
Williams-Sonoma, Inc. (a)(b)	108,000	4,273,560

		52,285,536

Consumer Staples (13.6%)
Coca-Cola Co.	175,051	7,308,379
Colgate-Palmolive Co.	34,163	1,705,075
CVS Corp. (b)	162,958	4,737,189
Estee Lauder Co., Inc. (The) - Class A (b)	173,000	6,769,490
PepsiCo, Inc.	198,641	10,712,710
Procter & Gamble Co. (b)	196,459	10,363,212
Sysco Corp. (b)	157,800	5,710,782
Wal-Mart Stores, Inc.	57,221	2,758,052

		50,064,889

Energy (2.1%)
Anadarko Petroleum Corp. (b)	29,500	2,423,425
Apache Corp.	33,500	2,164,100
Baker Hughes, Inc. (b)	13,500	690,660
Devon Energy Corp. (b)	20,000	1,013,600
Valero Energy Corp. (b)	16,000	1,265,760

		7,557,545

Financials (5.8%)
American Express Co.	143,000	7,611,889
American International Group, Inc.	64,838	3,767,088
Citigroup, Inc.	21,037	972,541
Franklin Resources, Inc. (b)	25,963	1,998,632
J.P. Morgan Chase & Co.	53,222	1,879,801
Morgan Stanley	71,447	3,748,824
PNC Financial Services Group	24,500	1,334,270

		21,313,045

Health Care (25.6%)
Abbott Laboratories	128,800	6,312,488
Amgen, Inc. (a)	89,942	5,437,893
Caremark Rx, Inc. (a)	58,000	2,582,160
Eli Lilly and Co. (b)	81,869	4,560,922
Genentech, Inc. (a)(b)	45,000	3,612,600
Genzyme Corp. (a)(b)	49,280	2,961,235
Gilead Sciences, Inc. (a)(b)	89,749	3,948,059
GlaxoSmithKline plc – ADR (b)	76,800	3,725,568

HCA, Inc. (b)	80,191	4,544,424
Health Management Associates, Inc. - Class A (b)	108,425	2,838,567
Johnson & Johnson (b)	232,460	15,109,899
Medtronic, Inc.	127,000	6,577,330
Pfizer, Inc.	322,600	8,897,308
St. Jude Medical, Inc. (a)	75,000	3,270,750
UnitedHealth Group, Inc. (b)	208,021	10,846,215
Wellpoint, Inc . (a)	91,400	6,365,096
Wyeth	50,000	2,225,000

		93,815,514

Industrials (9.8%)
Boeing Co. (The) (b)	90,284	5,958,744
Danaher Corp. (b)	20,000	1,046,800
FedEx Corp.	42,154	3,414,896
General Electric Co.	320,812	11,116,136
Honeywell International, Inc. (b)	65,000	2,380,950
Illinois Tool Works, Inc. (b)	41,500	3,306,720
Masco Corp.	42,000	1,333,920
Tyco International, Ltd. (b)	58,507	1,708,404
United Technologies Corp.	107,000	5,494,450

		35,761,020

Information Technology (25.7%)
Adobe Systems, Inc. (b)	115,014	3,291,701
Affiliated Computer Services, Inc. – Class A (a)(b)	125,000	6,387,500
Analog Devices, Inc. (b)	52,000	1,940,120
Cisco Systems, Inc. (a)(b)	673,039	12,861,775
Dell, Inc. (a)	232,439	9,183,665
Flextronics International, Ltd. (a)(b)	175,000	2,311,750
Getty Images, Inc. (a)(b)	26,200	1,945,612
IBM Corp.	40,000	2,968,000
Intel Corp.	477,962	12,455,690
Linear Technology Corp. (b)	48,250	1,770,293
Microsoft Corp.	520,500	12,929,220
Motorola, Inc.	363,788	6,642,769
Nextel Communications, Inc. - Class A (a)	23,546	760,771
Oracle Corp. (a)	510,000	6,732,000
QUALCOMM, Inc.	49,250	1,625,743
SAP - ADR	96,218	4,166,239
Texas Instruments, Inc. (b)	222,588	6,248,045

		94,220,893

Total Common Stocks (Cost $302,298,348)		355,018,442

Warrants (0.0%)
Information Technology (0.0%)
Lucent Technologies	3,444	2,652

Total Warrants (Cost $0)		2,652

Repurchase Agreement (3.3%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $12,232,643 (Collateralized fully by U.S. Government Agencies)	$12,231,692	12,231,692

Total Repurchase Agreement (Cost $12,231,692)		12,231,692

Securities Held as Collateral for Securities on Loan (33.3%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	122,262,687	122,262,687

Total Securities Held as Collateral for Securities on Loan (Cost $122,262,687)		122,262,687

Total Investments (Cost $436,792,727) - 133.4%		$489,515,473

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

ADR – American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (91.1%)
Consumer Discretionary (12.5%)
Advance Auto Parts, Inc. (a)	42,000	$2,711,100
American Greetings Corp. - Class A (b)	122,000	3,233,000
Cato Corp. - Class A	99,000	2,044,350
Circuit City Stores, Inc.	75,000	1,296,750
Genuine Parts Co.	99,000	4,067,910
Knight-Ridder, Inc. (b)	46,000	2,821,640
Mattel, Inc. (b)	110,000	2,013,000
Media General, Inc. - Class A	22,900	1,483,004
Outback Steakhouse, Inc. (b)	69,000	3,121,560
Pier 1 Imports, Inc. (b)	110,000	1,560,900
Sovran Self Storage, Inc., REIT	50,000	2,273,000

		26,626,214

Consumer Staples (5.9%)
BJ’s Wholesale Club, Inc. (a)(b)	65,000	2,111,850
Ruddick Corp.	80,000	2,042,400
Sensient Technologies Corp. (b)	125,000	2,576,250
SUPERVALU, Inc. (b)	125,000	4,076,250
UST, Inc.	39,000	1,780,740

		12,587,490

Energy (8.5%)
Burlington Resources, Inc. (b)	105,000	5,800,200
Kerr-McGee Corp.	60,386	4,608,056
Sunoco, Inc. (b)	51,900	5,899,992
Tidewater, Inc. (b)	50,000	1,906,000

		18,214,248

Financials (19.0%)
Ambac Financial Group, Inc. (b)	30,000	2,092,800
Arthur J. Gallagher & Co.	40,000	1,085,200
Commerce Bancshares, Inc.	50,400	2,540,664
Compass Bancshares, Inc. (b)	125,000	5,625,000
Edwards (A.G.), Inc. (b)	70,000	3,160,500
Equity Inns, Inc., REIT	140,000	1,862,000
Erie Indemnity Co. - Class A	42,000	2,278,500
First American Corp.	110,000	4,415,400
First Horizon National Corp. (b)	100,000	4,220,000
First Industrial Realty Trust, REIT	52,000	2,074,800
Jefferson-Pilot Corp. (b)	103,000	5,193,260
Mercantile Bankshares Corp. (b)	90,000	4,637,700
Protective Life Corp.	35,000	1,477,700

		40,663,524

Health Care (9.6%)
AmerisourceBergen Corp.	55,000	3,803,250
Becton, Dickinson & Co.	36,000	1,888,920
C.R. Bard, Inc.	31,000	2,061,810
Cigna Corp.	15,000	1,605,450
Mentor Corp.	54,000	2,239,920
Mylan Laboratories, Inc.	215,000	4,136,600

Perrigo Co.	115,000	1,603,100
QLT, Inc. (a)	190,000	1,979,800
Watson Pharmaceuticals, Inc. (a)(b)	36,000	1,064,160

		20,383,010

Industrials (11.5%)
AMB Property Corp., REIT	48,000	2,084,640
American Power Conversion Corp.	70,000	1,651,300
Banta Corp.	57,000	2,585,520
Burlington Northern Santa Fe Corp.	39,000	1,836,120
Catellus Development Corp.	58,000	1,902,400
Griffon Corp. (a)(b)	93,000	2,064,600
L-3 Communications Holdings, Inc. (b)	42,100	3,224,018
Lincoln Electric Holdings, Inc.	70,000	2,320,500
Pall Corp. (b)	30,000	910,800
Parker-Hannifin Corp.	60,000	3,720,600
R.R. Donnelley & Sons Co. (b)	65,000	2,243,150

		24,543,648

Information Technology (8.1%)
Activision, Inc. (a)	139,000	2,296,280
Andrew Corp. (a)(b)	159,000	2,028,840
AVX Corp.	130,000	1,575,600
Check Point Software Technologies, Ltd. (a)(b)	99,000	1,752,300
National Semiconductor Corp.	80,000	1,762,400
Storage Technology Corp. (a)	59,000	2,141,110
SunGard Data Systems, Inc. (a)	125,000	4,396,250
Sybase, Inc. (a)(b)	70,000	1,284,500

		17,237,280

Materials (8.4%)
Albemarle Corp.	93,000	3,391,710
Martin Marietta Materials, Inc.	44,000	3,041,280
Praxair, Inc. (b)	55,000	2,563,000
R.H. Donnelley Corp.	25,000	1,549,500
Rayonier, Inc.	39,000	2,068,170
Sonoco Products Co.	80,000	2,120,000
Worthington Industries, Inc. (b)	205,000	3,239,000

		17,972,660

Utilities (7.6%)
Consolidated Edison, Inc. (b)	69,000	3,231,960
FPL Group, Inc. (b)	96,000	4,037,760
National Fuel Gas Co.	169,000	4,885,790
Piedmont Natural Gas Company, Inc. (b)	123,800	2,973,676
Xcel Energy, Inc.	50,000	976,000

		16,105,186

Total Common Stocks (Cost $137,736,459)		194,333,260

Investment Companies (5.6%)
iShares Russell MidCap Value Index Fund (b)	55,000	6,500,450
iShares S&P MidCap 400/Value (b)	80,000	5,337,600

Total Investment Companies (Cost $11,159,571)		11,838,050

Repurchase Agreement (3.4%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturity value of $7,233,283 (Collateralized fully by U.S. Government Agencies)	$7,232,720	7,232,720

Total Repurchase Agreement (Cost $7,232,720)		7,232,720

Securities Held as Collateral for Securities on Loan (36.0%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	76,654,656	76,654,656

Total Securities Held as Collateral for Securities on Loan (Cost $76,654,656)		76,564,656

Total Investments (Cost $232,783,406) - 136.1%		$290,058,686

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

REIT	– Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (97.9%)
Consumer Discretionary (21.5%)
Abercrombie & Fitch Co. - Class A	22,000	$1,511,400
Advance Auto Parts, Inc. (a)	33,000	2,130,150
American Eagle Outfitters, Inc.	72,000	2,206,800
Chico’s FAS, Inc. (b)	61,500	2,108,220
Coach, Inc. (a)	88,000	2,954,160
Federated Department Stores, Inc. (b)	26,000	1,905,280
Getty Images, Inc. (a)(b)	22,000	1,633,720
Harman International Industries, Inc.	14,500	1,179,720
Hilton Hotels Corp.	110,000	2,623,500
Staples, Inc. (a)	65,000	1,385,800
Starwood Hotels & Resorts Worldwide, Inc. (a)(b)	28,000	1,639,960
Toll Brothers, Inc. (a)(b)	25,000	2,538,750
Urban Outfitters, Inc. (a)(b)	67,000	3,798,229

		27,615,689

Consumer Staples (1.5%)
United Natural Foods, Inc. (a)(b)	63,000	1,913,310

Energy (10.9%)
Arch Coal, Inc. (b)	33,500	1,824,745
Baker Hughes, Inc. (b)	27,000	1,381,320
Chesapeake Energy Corp. (b)	66,500	1,516,200
Massey Energy Co. (b)	34,500	1,301,340
National-Oilwell Varco, Inc. (a)(b)	30,000	1,426,200
Noble Corp.	20,000	1,230,200
Patterson-UTI Energy, Inc. (b)	71,000	1,975,930
Peabody Energy Corp.	37,000	1,925,480
XTO Energy, Inc. (b)	44,501	1,512,589

		14,094,004

Financials (7.4%)
Chicago Mercantile Exchange Holdings, Inc. (b)	9,000	2,659,500
HDFC Bank, Ltd.	32,500	1,511,575
Host Marriott Corp.	107,000	1,872,500
Legg Mason, Inc. (b)	20,500	2,134,255
T. Rowe Price Group, Inc.	22,000	1,377,200

		9,555,030

Health Care (20.4%)
Aetna, Inc.	34,000	2,815,880
Caremark Rx, Inc. (a)(b)	55,000	2,448,600
Celgene Corp. (a)(b)	49,000	1,997,730
Cerner Corp. (a)(b)	28,500	1,937,145
Community Health Systems, Inc. (a)(b)	70,000	2,645,300
Covance, Inc. (a)	42,000	1,884,540
Coventry Health Care, Inc. (a)(b)	27,500	1,945,625
Dade Behring Holdings, Inc. (a)	32,000	2,080,320
Fisher Scientific International, Inc. (a)	27,000	1,752,300
Genzyme Corp. (a)	35,000	2,103,150
Kinetic Concepts, Inc. (a)(b)	23,000	1,380,000

ResMed, Inc. (a)(b)	30,500	2,012,695
Varian Medical Systems, Inc. (a)(b)	35,000	1,306,550

		26,309,835

Industrials (7.3%)
Canadian Pacific Railway, Ltd.	46,000	1,587,460
Gol-Linhas Aereas Inteligentes – ADR (b)	49,000	1,472,940
Pentair, Inc.	43,500	1,862,235
Potash Corp. of Saskatchewan, Inc. (b)	14,000	1,338,120
Precision Castparts Corp. (b)	24,000	1,869,600
Rockwell Automation, Inc.	26,000	1,266,460

		9,396,815

Information Technology (22.8%)
Adobe Systems, Inc. (b)	43,000	1,230,660
Amphenol Corp. - Class A	50,000	2,008,500
AutoDesk, Inc. (a)	90,000	3,093,300
Cognizant Technology Solutions Corp. - Class A (a)(b)	60,000	2,827,800
Comverse Technology, Inc. (a)(b)	102,000	2,412,300
F5 Networks, Inc. (a)(b)	41,500	1,960,253
Harris Corp.	43,000	1,342,030
International Rectifier Corp. (a)(b)	26,000	1,240,720
Intersil Corp. - Class A	101,000	1,895,770
Jabil Circuit, Inc. (a)	59,000	1,813,070
Lam Research Corp. (a)(b)	63,000	1,823,220
MEMC Electronic Materials, Inc. (a)	138,000	2,176,260
Marvell Technology Group, Ltd. (a)(b)	62,000	2,358,480
Seagate Technology	73,000	1,281,150
VeriSign, Inc. (a)(b)	64,000	1,840,640

		29,304,153

Materials (1.9%)
Florida Rock Industries, Inc.	33,000	2,420,550

Telecommunication Services (4.2%)
American Tower Corp. - Class A (a)(b)	73,000	1,534,460
Nextel Partners, Inc. - Class A (a)(b)	92,000	2,315,640
SpectraSite, Inc. (a)	21,000	1,563,030

		5,413,130

Total Common Stocks (Cost $94,122,797)		126,022,516

Repurchase Agreement (1.8%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $2,318,219 (Collateralized fully by U.S. Government Agencies)	$2,318,039	2,318,039

Total Repurchase Agreement (Cost $2,318,039)		2,318,039

Securities Held as Collateral for Securities on Loan (49.2%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	63,351,612	63,351,612

Total Securities Held as Collateral for Securities on Loan (Cost $63,351,612)		63,351,612

Total Investments (Cost $159,792,448) - 148.9%		$191,692,167

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Small Company Value Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (94.6%)
Consumer Discretionary (17.5%)
American Eagle Outfitters, Inc. (b)	15,130	$463,735
BorgWarner, Inc. (b)	12,920	693,416
CEC Entertainment, Inc. (a)(b)	19,287	811,790
Deb Shops, Inc.	22,284	645,567
Emmis Communication Corp. - Class A (a)(b)	31,600	558,372
Lone Star Steakhouse & Saloon, Inc.	13,000	395,330
M.D.C. Holdings, Inc.	6,110	502,548
Michaels Stores, Inc.	4,854	200,810
Movie Gallery, Inc. (b)	23,500	621,105
Nautilus, Inc. (b)	19,296	549,936
OshKosh B'Gosh, Inc. - Class A	14,411	374,542
Payless ShoeSource, Inc. (a)(b)	34,300	658,560
Polaris Industries, Inc. (b)	8,616	465,264
Saucony, Inc. - Class B	26,995	615,486
Standard Motor Products, Inc.	39,800	525,360
Stanley Furniture Co., Inc.	38,274	940,010
Strattec Security Corp. (a)	16,207	882,633
The Talbots, Inc.	20,883	678,071
Zale Corp. (a)(b)	12,696	402,336

		10,984,871

Consumer Staples (1.9%)
Fresh Del Monte Produce, Inc.	25,321	681,641
Inter Parfums, Inc. (b)	25,800	500,262

		1,181,903

Energy (7.8%)
Berry Petroleum Co. - Class A	10,568	558,836
Cabot Oil & Gas Corp.	7,866	272,950
Forest Oil Corp. (a)	28,606	1,201,451
Newfield Exploration Co. (a)	9,150	364,994
Oceaneering International, Inc. (a)(b)	22,712	877,819
Oil States International, Inc. (a)	40,919	1,029,931
Teekay Shipping Corp. (b)	12,932	567,715

		4,873,696

Financials (29.6%)
AmerUs Group Co. (a)(b)	21,948	1,054,601
Assured Guaranty, Ltd.	37,500	876,000
BRE Properties, Inc. - Class A (b)	20,570	860,855
CNA Surety Corp. (a)	100,840	1,497,474
Colonial BancGroup, Inc.	42,960	947,698
Dime Community Bancshares	47,832	727,046
Downey Financial Corp.	7,880	576,816
First State Bancorp	51,016	984,099
FirstFed Financial Corp. (a)	13,749	819,578
Getty Realty Corp.	10,570	292,789
Heritage Property Investment Trust	23,680	829,274
Hilb, Rogal & Hobbs Co. (b)	17,092	587,965
Hub International, Ltd.	40,076	781,081
InnKeepers USA Trust (b)	68,492	1,023,270
Investment Technology Group, Inc. (a)(b)	44,010	925,090
IPC Holdings, Ltd.	21,150	837,963
Midland Co. (The)	22,842	803,810

Mills Corp. (The), REIT (b)	11,244	683,523
NewAlliance Bancshares, Inc.	49,906	701,179
Peoples Bancorp, Inc. (b)	26,534	709,785
Phoenix Companies, Inc. (The) (b)	46,500	553,350
Protective Life Corp.	19,182	809,864
Triad Guaranty, Inc. (a)(b)	12,920	651,039

		18,534,149

Health Care (6.1%)
Allied Healthcare International, Inc. (a)	93,200	659,856
AMERIGROUP Corp. (a)(b)	18,224	732,606
Invacare Corp.	8,604	381,673
Owens & Minor, Inc.	14,743	476,936
Pediatrix Medical Group, Inc. (a)(b)	7,184	528,311
Sierra Health Services, Inc. (a)(b)	7,705	550,599
Wilson Greatbatch Technologies, Inc. (a)	20,200	482,780

		3,812,761

Industrials (14.3%)
Briggs & Stratton Corp. (b)	13,924	482,049
Curtiss-Wright Corp.	10,640	574,028
EMCOR Group, Inc. (a)	8,502	415,748
Esterline Technologies Corp. (a)	8,700	348,696
Gardner Denver, Inc. (a)	18,240	639,859
Genlyte Group, Inc. (a)(b)	12,940	630,696
Gorman-Rupp Co.	20,225	433,017
Granite Construction, Inc. (b)	30,260	850,305
Insituform Technologies, Inc. - Class A (a)	24,732	396,454
Kaydon Corp.	17,355	483,337
Moog, Inc. - Class A (a)(b)	24,000	755,759
Mueller Industries, Inc.	22,035	597,149
Oshkosh Truck Corp. (b)	6,720	526,042
Regal-Beloit Corp. (b)	24,538	715,528
Universal Forest Products, Inc.	15,184	629,377
Woodward Governor Co.	5,832	490,063

		8,968,107

Information Technology (8.4%)
Exar Corp. (a)	28,912	430,500
Imation Corp.	32,155	1,247,291
Intersil Corp. - Class A	14,530	272,728
KEMET Corp. (a)	22,288	140,414
Perot Systems Corp. - Class A (a)	43,900	624,258
Register.com, Inc. (a)	117,023	877,673
Rimage Corp. (a)	31,720	673,416
SBS Technologies, Inc. (a)	25,720	238,682
Commscope, Inc. (a)(b)	43,500	757,335

		5,262,297

Materials (4.2%)
Cambrex Corp.	12,468	237,515
Gibraltar Industries, Inc.	27,027	501,081
Glatfelter	56,645	702,398
Minerals Technologies, Inc. (b)	9,968	614,029
Sensient Technologies Corp.	18,800	387,468
Spartech Corp.	12,440	221,432

		2,663,923

Utilities (4.8%)
AGL Resources, Inc.	17,610	680,627
Nicor, Inc. (b)	9,830	404,701
The Empire District Electric Co.	31,760	760,969

The Laclede Group, Inc.	15,368	488,088
UIL Holdings Corp.	12,666	681,557

		3,015,942

Total Common Stocks (Cost $41,209,529)		59,297,649

Exchange Traded Funds (2.0%)
iShares Russell 2000 Index Fund (b)	9,600	609,216
iShares Russell 2000 Value Fund (b)	10,500	673,575

Total Exchange Traded Funds (Cost $1,009,989)		1,282,791

Corporate Bonds (0.3%)
Materials (0.3%)
Mueller Industries, Inc., 6.00%, 11/1/14	$187,000	185,130

Total Corporate Bonds (Cost $187,000)		185,130

Repurchase Agreement (3.0%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturity value of $1,885,632 (Collateralized fully by U.S. Government Agencies)	1,885,486	1,885,486

Total Repurchase Agreement (Cost $1,885,486)		1,885,486

Securities Held as Collateral for Securities on Loan (34.5%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	21,626,420	21,626,420

Total Securities Held as Collateral for Securities on Loan (Cost $21,626,420)		21,626,420

Total Investments (Cost $65,918,424) - 134.4%		$84,277,476

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

REIT – Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Small Company Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (95.8%)
Consumer Discretionary (17.8%)
American Eagle Outfitters, Inc.	41,000	$1,256,650
Aztar Corp. (a)(b)	31,500	1,078,875
Children’s Place Retail Stores, Inc. (The) (a)(b)	28,000	1,306,760
Finish Line, Inc. (The) - Class A	65,000	1,229,800
Jos. A. Bank Clothiers, Inc. (a)(b)	30,500	1,320,650
Lions Gate Entertainment (a)(b)	105,000	1,077,300
Nautilus, Inc. (b)	39,000	1,111,500
Orient Express Hotels, Ltd. – Class A	35,000	1,108,450
Quiksilver, Inc. (a)(b)	78,000	1,246,440
Red Robin Gourmet Burgers, Inc. (a)	21,000	1,301,580
Standard Pacific Corp. (b)	20,500	1,802,975
True Religion Apparel, Inc (a)(b)	90,000	1,233,000

		15,073,980

Consumer Staples (1.5%)
United Natural Foods, Inc. (a)(b)	41,500	1,260,355

Energy (9.7%)
Atwood Oceanics, Inc. (a)(b)	28,000	1,723,680
Foundation Coal Holdings, Inc. (b)	58,000	1,504,520
Pioneer Drilling Co. (a)	118,000	1,800,680
Superior Energy Services, Inc. (a)	103,000	1,833,400
Todco – Class A (a)	52,500	1,347,675

		8,209,955

Financials (7.1%)
Fidelity Bankshares, Inc.	43,000	1,140,360
Horace Mann Educators Corp.	59,000	1,110,380
InnKeepers USA Trust (b)	102,000	1,523,880
International Securities Exchange, Inc. (a)(b)	40,000	1,004,400
Prosperity Bancshares, Inc.	44,000	1,258,840

		6,037,860

Health Care (23.8%)
Allscripts Healthcare Solution, Inc. (a)(b)	54,000	896,940
Amedisys, Inc. (a)(b)	38,000	1,397,640
Centene Corp. (a)(b)	33,000	1,108,140
Chemed Corp. (b)	38,000	1,553,440
Cutera, Inc. (a)	80,000	1,388,000
Health Extras, Inc. (a)(b)	65,000	1,304,550
Immucor, Inc. (a)(b)	50,000	1,447,500
Intermagnetics General Corp. (a)	37,000	1,138,120
LabOne, Inc. (a)(b)	29,000	1,154,490
LifePoint Hospitals, Inc. (a)(b)	31,000	1,566,120
Palomar Medical Technologies, Inc. (a)(b)	28,926	691,910
Pra International (a)	60,000	1,606,800
Psychiatric Solutions, Inc. (a)	25,000	1,217,750
Serologicals Corp. (a)(b)	42,000	892,500
SFBC International, Inc. (a)(b)	41,000	1,583,830
Sierra Health Services, Inc. (a)(b)	17,500	1,250,550

		20,198,280

Industrials (10.6%)
American Science & Engineering (a)	36,000	1,596,960
Forward Air Corp. (b)	36,000	1,017,720

Labor Ready, Inc. (a)(b)	76,000	1,771,560
Moog, Inc. - Class A (a)	51,000	1,605,990
UTI Worldwide, Inc.	19,000	1,322,780
Waste Connections, Inc. (a)(b)	46,000	1,715,340

		9,030,350

Information Technology (20.5%)
ANSYS, Inc. (a)(b)	29,000	1,029,790
Anteon International Corp. (a)(b)	39,000	1,779,179
Arris Group, Inc. (a)	170,000	1,480,700
Equinix, Inc. (a)(b)	29,000	1,256,860
F5 Networks, Inc. (a)(b)	28,500	1,346,198
Intevac, Inc. (a)	56,000	586,320
Komag, Inc. (a)	20,000	567,400
Micrel, Inc. (a)(b)	108,000	1,244,160
MICROS Systems, Inc. (a)(b)	36,154	1,617,892
Microsemi Corp. (a)(b)	60,000	1,128,000
Mykrolis Corp. (a)	90,000	1,278,900
NICE Systems, Ltd. - ADR (a)	34,500	1,361,715
Openwave Systems, Inc. (a)(b)	86,000	1,410,400
Trimble Navigation, Ltd. (a)(b)	33,548	1,307,366

		17,394,880

Telecommunication Services (4.8%)
Alamosa Holdings, Inc. (a)(b)	186,060	2,586,234
Comtech Telecommunications Corp. (a)(b)	46,000	1,500,980

		4,087,214

Total Common Stocks (Cost $63,341,513)		81,292,874

Repurchase Agreement (3.4%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturity value of $2,890,547 (Collateralized fully by U.S. Government Agencies)	$2,890,322	2,890,322

Total Repurchase Agreement (Cost $2,890,322)		2,890,322

Securities Held As Collateral for Securities on Loan (48.6%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	41,238,173	41,238,173

Total Securities Held As Collateral for Securities on Loan (Cost $41,238,173)		41,238,173

Total Investments (Cost $107,470,008) - 147.8%		$125,421,369

Percentages indicated are based on net assets of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.

ADR – American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (89.9%)
Commercial Services (6.9%)
Cendant Corp.	262,500	$5,872,125
WCI Communities, Inc. (a)	205,500	6,582,165

		12,454,290

Consumer Discretionary (23.2%)
Anheuser-Busch Companies, Inc.	124,500	5,695,875
Costco Wholesale Corp.	144,200	6,463,044
Hain Celestial Group, Inc. (a)	253,218	4,937,751
Lexmark International Group, Inc. (a)	95,500	6,191,265
News Corp. - Class A	370,784	5,999,285
Smithfield Foods, Inc. (a)	252,300	6,880,221
YUM! Brands, Inc.	111,500	5,806,920

		41,974,361

Energy (11.2%)
Apache Corp.	106,500	6,879,900
Pioneer Natural Resources Co.	143,500	6,038,480
Weatherford International, Ltd. (a)	126,500	7,334,470

		20,252,850

Financials (11.1%)
Allstate Corp.	33,100	1,977,725
Markel Corp. (a)	14,610	4,952,790
MBIA, Inc.	116,000	6,879,960
Wells Fargo & Co.	104,500	6,435,110

		20,245,585

Health Care (15.4%)
Coventry Health Care, Inc. (a)	89,500	6,332,125
Laboratory Corporation of America Holdings (a)	97,700	4,875,230
Manor Care, Inc.	142,000	5,641,660
MedCath Corp. (a)	214,372	5,957,398
Watson Pharmaceuticals, Inc. (a)	177,500	5,246,900

		28,053,313

Industrials (4.0%)
L-3 Communications Holdings, Inc.	93,900	7,190,862

Information Technology (18.1%)
Activision, Inc. (a)	201,000	3,320,520
ATI Technologies, Inc. (a)	274,500	3,252,825
Comcast Corp. - Class A (a)	217,500	6,677,250
Fair Issac Corp.	164,500	6,004,250
First Data Corp.	164,500	6,603,030
VERITAS Software Corp. (a)	279,585	6,821,874

		32,679,749

Total Common Stocks (Cost $138,615,573)		162,851,010

Investment Companies (0.4%)
Morgan Stanley Quality Municipal Income Trust	35,800	500,126
Van Kampen Trust for Investment Grade Municipals	10,000	150,300

Total Investment Companies (Cost $612,642)		650,426

Repurchase Agreement (10.6%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $19,143,785 (Collateralized fully by U.S. Government Agencies)	$19,142,296	19,142,296

Total Repurchase Agreement (Cost $19,142,296)		19,142,296

Total Investments (Cost $158,370,511) - 100.9%		$182,643,732

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

International Equity Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (99.3%)
Australia (3.3%)
Banks (1.6%)
Australia & New Zeland Banking Group, Ltd.	99,347	$1,644,442
National Australia Bank, Ltd.	80,333	1,880,550

		3,524,992

Property & Causulty Insurance (1.1%)
QBE Insurance Group, Ltd.	208,353	2,541,780

Transportation (0.6%)
Qantas Airways, Ltd.	530,278	1,359,998

		7,426,770

Austria (1.1%)
Telecommunications (1.1%)
Telekom Austria AG	131,166	2,551,862

Belgium (1.7%)
Banking & Insurance Services (1.3%)
Fortis	52,478	1,458,075
KBC Groupe SA	18,155	1,435,256

		2,893,331

Chemicals (0.4%)
Solvay SA	9,211	947,306

		3,840,637

Brazil (0.2%)
Oil & Gas (0.2%)
Petroleo Brasileiro S.A. - ADR	9,800	510,874

China (0.3%)
Telecommunications (0.3%)
China Netcom Group Corp., Ltd. - ADR	11,000	319,000
China Unicom, Ltd. - ADR	37,000	310,060

		629,060
Denmark (0.4%)
Shipping (0.4%)
A P Moller - Maersk A/S (b)	95	907,275

Finland (2.6%)
Paper & Related Products (0.9%)
UPM - Kymmene, Oyj	111,700	2,146,100

Telecommunications (1.7%)
Nokia, Oyj	216,750	3,634,368

		5,780,468

France (9.5%)
Banks (1.0%)
BNP Paribas SA	33,152	2,275,688

Beverages - Wine & Spirits (0.3%)
Pernod-Ricard	4,873	778,736

Diversified Operations (0.4%)
LVMH Moet Hennessy Louis Vuitton SA	12,242	947,051

Oil & Gas (3.5%)
Total SA	32,946	7,749,888

Pharmaceuticals (1.7%)
Sanofi-Aventis SA	47,451	3,900,633

Real Estate (0.7%)
Unibail	12,021	1,544,102

Retail - Diversified (0.2%)
Christian Dior Sa	7,200	558,741

Telecommunications (1.7%)
France Telecom SA	130,409	3,814,384

		21,569,223

Germany (4.7%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	26,058	1,194,062

Banking & Finance (0.6%)
Deutsche Postbank AG	26,388	1,293,843

Biotechnology (0.7%)
Fresenius Medical Care AG	17,533	1,500,918

Electric Utilities (1.4%)
E.ON AG	36,626	3,267,075

Insurance (0.3%)
Hannover Rueckversicherungs AG	17,826	678,726

Telecommunications (1.2%)
Deutsche Telekom AG	118,837	2,201,218
Premiere AG (a)	12,767	440,508

		2,641,726

		10,576,350

Great Britain (25.6%)
Banks (5.3%)
Barclays PLC	443,527	4,416,190
HBOS PLC	115,516	1,781,709
Royal Bank of Scotland Group PLC	192,569	5,819,525

		12,017,424

Beverages – Wine/Spirits (1.6%)
Diageo PLC	241,191	3,557,989

Building & Construction (0.3%)
Balfour Beatty PLC	104,366	618,732

Distribution/Wholesale (0.6%)
Wolseley PLC	60,109	1,264,886

Diversified Operations/Commercial (0.8%)
GUS PLC	80,286	1,267,106
Rentokil Initial PLC	225,782	646,508

		1,913,614

Electric - Distribution (0.5%)
Scottish & Southern Energy PLC	68,452	1,242,909

Electronic Parts - Distribution (0.4%)
Electrocomponents PLC	204,556	881,802

Financial Services (0.3%)
Collins Stewart Tullett	94,023	752,909

Insurance (1.7%)
Prudential Corp. PLC	421,007	3,744,842

Media (0.3%)
ITV PLC	316,405	697,577

Oil & Gas (3.0%)
BP PLC	644,366	6,710,461

Pharmaceuticals (0.5%)
AstraZeneca Group PLC	26,982	1,117,681

Research & Development (0.5%)
Taylor Nelson Sofres PLC	271,685	1,065,264

Retail - Building (0.9%)
Kingfisher PLC	469,418	2,069,848

Retail - Consumer Electronics (0.5%)
Kesa Electricals PLC	216,334	1,083,803

Retail - Food (1.9%)
Tesco PLC	733,404	4,190,223

Telecommunications (5.4%)
O2 PLC	1,152,967	2,815,769
Vodafone Group PLC	3,418,694	8,333,793
WPP Group PLC	102,570	1,056,219

		12,205,781

Tobacco (1.1%)
Gallaher Group PLC	169,068	2,512,231

		57,647,976

Hong Kong (1.7%)
Manufacturing - Consumer Goods (0.4%)
Yue Yuen Industrial Holdings, Ltd.	261,000	799,439

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	120,000	1,185,298

Retail - Diversified (0.5%)
Esprit Holdings Ltd.	161,000	1,165,511

Telecommunications (0.3%)
Hutchison Telecommunications International, Ltd. (a)	705,000	698,630

		3,848,870

India (0.8%)
Banking & Insurance Services (0.5%)
ICICI Bank, Ltd. - ADR	41,000	895,850

Pharmaceuticals (0.2%)
Dr. Reddy’s Laboratories, Ltd. - ADR	30,600	517,752

Software (0.1%)
Infosys Technologies, Ltd. - ADR	3,800	294,880

		1,708,482

Ireland (2.8%)
Banking & Finance (1.9%)
Bank of Ireland	271,130	4,405,042

Building & Construction (0.9%)
CRH PLC	74,539	1,963,642

		6,368,684

Israel (0.2%)
Pharmaceuticals (0.2%)
Teva Pharmaceutical Industries, Ltd. - ADR	16,300	507,582

Italy (2.1%)
Banking & Finance (1.3%)
UniCredito Italiano S.P.A.	522,550	2,762,999

Oil & Gas (0.8%)
Eni S.P.A.	72,850	1,879,459

		4,642,458

Japan (20.9%)
Automobiles & Trucks (2.8%)
Honda Motor Co., Ltd.	30,500	1,504,645
Mitsubishi Corp.	123,700	1,682,356
NGK Spark Plug Co., Ltd.	64,000	738,240
Nissan Motors Co., Inc.	240,800	2,384,545

		6,309,786

Banks (2.3%)
Bank of Yokohama, Ltd. (The)	278,000	1,607,125
Sumitomo Mitsui Financial Group, Inc.	210	1,420,455
Sumitomo Trust & Banking Co., Ltd.	172,000	1,047,078
Takefuji Corp.	17,960	1,214,827

		5,289,485

Brewery (0.5%)
Asahi Breweries, Ltd. (a)	95,800	1,142,204

Broadcasting (0.1%)
SKY Perfect Communications, Inc.	416	313,651

Building - Residential/Commercial (0.6%)
Sekisui House, Ltd.	145,000	1,465,954

Computers (0.2%)
Meitec Corp.	14,200	436,706

Cosmetics & Toiletries (0.7%)
Kao Corp.	70,000	1,650,884

Diversified Chemicals (1.8%)
Nitto Denko Corp.	37,900	2,173,918
Shin-Etsu Chemical Company, Ltd.	47,700	1,811,120

		3,985,038

Diversified Financials (0.3%)
Nomura Holdings, Inc.	53,900	645,069

Electric Products (1.0%)
Funai Electric Co., Ltd.	10,500	1,077,652
Yokogawa Electric Corp.	97,600	1,206,796

		2,284,448

Electronic Components (1.8%)
Murata Manufacturing Co., Ltd.	21,600	1,100,649
NEC Electronics Corp.	11,300	509,560
Rohm Co., Ltd.	24,900	2,402,869

		4,013,078

Electronic Equipment (0.4%)
Yamaha Corp.	57,200	892,460

Industrial (0.7%)
East Japan Railway Co.	286	1,470,238

Insurance (0.5%)
Mitsui Sumitomo Insurance Co., Ltd. (a)	130,000	1,171,266

Manufacturing (0.3%)
NTN Corp. (a)	125,000	671,898

Manufacturing-Diversified (0.6%)
NOK Corp.	45,400	1,269,300

Office Equipment (1.2%)
Canon, Inc.	51,000	2,686,147

Oil & Gas (0.4%)
Tokyo Gas Co., Ltd.	263,000	984,352

Paper & Related Products (0.4%)
Nippon Unipac Holding	247	906,647

Photographic Products (0.5%)
Fuji Photo Film Co., Ltd.	37,000	1,191,288

Property & Causulty Insurance (0.9%)
Sompo Japan Insurance, Inc.	196,000	1,979,798

Real Estate (0.6%)
Mitsui Fudosan Co., Ltd.	125,000	1,403,544

Retail (0.5%)
AEON Co., Ltd.	71,300	1,087,376

Retail - Apparel (0.3%)
Fast Retailing Co., Ltd.	11,600	602,597

Retail - Automobile (0.0%)
Bridgestone Corp.	5,000	96,275

Telecommunications (1.5%)
KDDI Corp.	239	1,105,763
NTT DoCoMo, Inc.	1,511	2,234,885

		3,340,648

		47,290,137

Netherlands (7.4%)
Air Freight & Logistics (1.3%)
TPG NV	115,216	2,922,246

Banking & Finance (2.3%)
ABN AMRO Holding NV	218,362	5,379,741

Electronic Equipment (0.7%)
ASML Holding NV (a)	98,419	1,551,350

Electronics (0.6%)
Koninklijke (Royal) Philips Electronics NV	51,604	1,305,719

Publishing (1.8%)
Reed Elsevier NV	101,901	1,421,186
VNU NV	91,699	2,561,133

		3,982,319

Telecommunications (0.7%)
Koninklijke (Royal) KPN NV	176,504	1,482,976

		16,624,351

Norway (0.6%)
Telecommunications (0.6%)
Telenor ASA	171,800	1,373,843

Singapore (0.4%)
Financial Services (0.4%)
DBS Group Holdings, Ltd.	106,000	899,371

South Korea (0.2%)
Banks (0.2%)
Kookmin Bank - ADR	9,200	419,336

Spain (0.7%)
Petroleum (0.7%)
Repsol YPF, SA	65,615	1,680,888

Sweden (1.1%)
Appliances (0.6%)
Electrolux AB - Class B	65,300	1,392,172

Building Materials (0.5%)
Sandvik AB	29,300	1,089,882

		2,482,054

Switzerland (10.5%)
Banks (2.3%)
Credit Suisse Group	135,771	5,355,617
Biotechnology (0.5%)
Straumann Holding AG	5,207	1,084,876

Building Materials (0.8%)
Holcim, Ltd.	30,513	1,857,210

Commercial Services & Supplies (0.7%)
Adecco SA	33,145	1,510,471

Food Products (0.9%)
Nestle SA	8,140	2,083,433

Insurance (1.3%)
Swiss Re (a)	48,469	2,980,380

Pharmaceuticals (4.0%)
Actelion, Ltd. (a)	12,591	1,307,735
Novartis AG	61,946	2,951,076
Roche Holding AG	37,171	4,704,749

Serono SA – Class B (a)	252	161,052

		9,124,612

		23,996,599

Taiwan (0.5%)
Electronic Components (0.3%)
United Microelectronics Corp. - ADR	139,300	572,523

Electronics (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	53,970	492,206

		1,064,729

Total Common Stocks (Cost $190,513,143)		224,347,887

Investment Company (0.5%)
Bank of New York, Brussels	1,211,413	1,211,413

Total Investment Company (Cost $1,211,413)		1,211,413

Convertible Bond (0.3%)
Japan (0.3%)
Finance (0.3%)
SMFG Finance, Ltd., 2.25%, 7/11/05 (b)(c)	36,000,000	781,769

Total Convertible Bond (Cost $309,061)		781,769

Total Investments (Cost $192,033,617) - 100.1%		$226,341,069

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale it institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be liquid.
(c)	Principal amount is disclosed as the face amount of the security in its local currency.

ADR	-	American Depositary Receipt.
PLC	-	Public Limited Company.

See accompanying notes to the schedules of portfolio investments.

At June 30, 2005 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value In USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	11/25/05	2,280,000	$4,142,281	$4,212,518	$70,237

Total Short Contracts			$4,142,281	$4,212,518	$70,237

Long
British Sterling Pound vs. U.S. Dollar	11/25/05	955,000	$1,731,797	$1,705,615	$(26,182)
British Sterling Pound vs. U.S. Dollar	11/25/05	1,325,000	2,389,200	2,366,429	(22,771)

Total Long Contracts			$4,120,997	$4,072,044	$(48,953)

Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Corporate Bonds (4.7%)
Financial Services (4.7%)
BP Capital Markets, 2.625%, 3/15/07	$3,000,000	$2,943,222
General Electric Capital Corp., 5.375%, 3/15/07 (a)	2,000,000	2,043,344
Lehman Brothers Holdings, 4.00%, 1/22/08	1,000,000	996,425
Verizon Global Funding Corp., 6.75%, 12/1/05 (a)	3,000,000	3,034,569

Total Corporate Bonds (Cost $9,008,946)		9,017,560

U.S. Government Agencies (46.0%)
Federal Farm Credit Bank (3.6%)
3.15%, 9/29/06, Callable 9/29/05 @ 100	2,000,000	1,984,108
3.375%, 7/15/08	5,000,000	4,925,045

		6,909,153

Federal Home Loan Bank (12.0%)
2.25%, 12/15/05	3,000,000	2,981,940
5.125%, 3/6/06 (a)	4,000,000	4,037,108
2.875%, 9/15/06	5,000,000	4,946,020
2.50%, 4/5/07	3,000,000	2,932,554
3.625%, 11/14/08 (a)	8,000,000	7,926,512

		22,824,134

Federal Home Loan Mortgage Corp. (14.1%)
4.875%, 3/15/07 (a)	6,000,000	6,109,194
3.75%, 8/3/07, Callable 8/3/05 @ 100 (a)	7,000,000	6,979,196
3.30%, 9/14/07, Callable 9/14/05 @ 100 (a)	5,000,000	4,945,375
3.25%, 2/25/08 (a)	4,000,000	3,929,520
3.50%, 4/1/08	5,000,000	4,947,415

		26,910,700

Federal National Mortgage Assoc. (14.7%)
7.00%, 7/15/05 (a)	450,000	450,597
4.75%, 1/2/07 (a)	5,000,000	5,060,705
2.625%, 1/19/07 (a)	4,000,000	3,929,200
3.75%, 5/17/07 (a)	8,000,000	7,975,688
6.625%, 10/15/07 (a)	8,000,000	8,482,552
3.75%, 9/15/08, Callable 9/15/05 @ 100	2,000,000	1,982,494

		27,881,236

Student Loan Marketing Assoc. (1.6%)
3.33%, Series MTN 4/25/06 *	3,000,000	3,004,518

Total U.S. Government Agencies (Cost $88,259,111)		87,529,741

Mortgage-Backed Securities (28.2%)
Federal Home Loan Mortgage Corp. (14.3%)
5.00%, 12/1/08, Pool # M80714	777,874	787,960
4.50%, 12/1/09, Pool # M80791	4,579,663	4,587,369
4.50%, 1/1/10, Pool # M80792	2,393,949	2,398,279
3.50%, 1/15/10, Pool # 2663	1,186,265	1,184,117
4.00%, 3/1/10, Pool # M80806	3,341,034	3,305,891

4.50%, 1/15/11, Pool #2782	3,521,450	3,534,635
6.50%, 5/1/13, Pool # E00548	386,243	401,937
2.25%, 4/15/16, Series 2613, Class - BM, CMO	1,592,292	1,580,178
6.00%, 9/1/16, Pool # E01049	1,004,495	1,038,615
5.50%, 7/15/17, Series 2808, Class - OK, CMO	4,750,000	4,836,525
6.00%, 4/15/18, Series 2504, Class - VB, CMO	3,657,317	3,699,802

		27,355,308

Federal National Mortgage Assoc. (13.4%)
3.50%, 3/25/09, Series 2003-92, CMO	2,916,307	2,909,786
4.50%, 8/25/09, Series 2003-3, Class - PA, CMO	535,290	535,015
4.50%, 1/1/10, Pool # 254626	1,968,829	1,964,923
2.00%, 1/25/11, Series 2003-83, Class - AP, CMO	2,103,044	2,087,226
4.50%, 9/25/12, Series 2002-82, Class - XJ, CMO	2,496,651	2,499,735
6.50%, 8/1/13, Pool # 251901	888,819	925,606
6.00%, 3/1/16, Pool # 253702	672,866	695,913
6.00%, 4/1/16, Pool # 535846	641,445	663,415
6.50%, 4/1/16, Pool # 253706	1,072,626	1,117,032
6.00%, 8/1/16, Pool # 545125	457,754	473,439
5.00%, 11/1/17, Pool # 254510	2,357,455	2,386,645
5.00%, 12/1/17, Pool # 254545	2,522,193	2,553,423
4.50%, 3/1/18, Pool # 555292	3,544,649	3,531,082
4.00%, 5/25/19, Series 2003-17, Class - QG, CMO	2,677,557	2,674,619
5.00%, 3/25/24, Series 2002-62, Class - QK, CMO	374,793	374,367
3.50%, 5/25/3, Series 2003-133, Class - PA, CMO	176,708	176,211

		25,568,437

Government National Mortgage Assoc. (0.5%)
3.50%, 5/20/22, Series 2003 - 99, Class - PU, CMO	896,217	894,129

Total Mortgage-Backed Securities (Cost $54,160,094)		53,817,874

U.S. Treasury Notes (16.3%)
2.50%, 10/31/06 (a)	6,000,000	5,914,686
2.625%, 11/15/06 (a)	1,500,000	1,480,254
3.375%, 2/28/07 (a)	6,000,000	5,973,750
5.50%, 2/15/08 (a)(b)	5,000,000	5,231,445
5.625%, 5/15/08 (a)	3,000,000	3,158,202
3.25%, 8/15/08	7,500,000	7,406,543
3.875%, 1/15/09 (a)	1,779,480	1,936,227

Total U.S. Treasury Notes (Cost $31,270,154)		31,101,107

Repurchase Agreement (2.7%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $5,239,468 (Collateralized fully by U.S. Government Agencies)	5,239,061	5,239,061

Total Repurchase Agreement (Cost $5,239,061)		5,239,061

Municipal Bonds (1.6%)
New York City, 2.50%, 8/1/05	3,000,000	2,998,200

Total Municipal Bonds (Cost $3,000,178)		2,998,200

Securities Held as Collateral for Securities on Loan (42.5%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	81,044,481	81,044,481

Total Securities Held as Collateral for Securities on Loan (Cost $81,044,481)		81,044,481

Total Investments (Cost $271,982,026) - 142.0%		$270,748,024

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.
(b)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

CMO	- Collateralized Mortgage Obligation.
MTN	- Medium Term Note.

*	The rate disclosed is the rate in effect at June 30, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the schedules of portfolio investments.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (8.6%)
Banking & Financial Services (6.6%)
Bank of America Corp., 7.125%, 9/15/06	$1,000,000	$1,035,520
Barclays Bank PLC, 7.40%, 12/15/09	500,000	563,075
Citicorp, Series C, 7.00%, 7/1/07	750,000	794,001
Financing Corp., 5.50%, 5/1/35	19,702,699	19,984,132
General Electric Capital Corp., Series MTNA, 6.50%, 12/10/07 (a)	300,000	316,166
General Electric Capital Corp., Series MTNA, 7.50%, 6/15/09	500,000	559,367
Goldman Sachs Group, Inc., 4.125%, 1/15/08 (a)	1,500,000	1,499,141
Goldman Sachs Group, Inc., Series EMTN, 7.80%, 1/28/10 (a)	500,000	569,843
Merrill Lynch & Company, Inc., 6.00%, 7/15/05	500,000	500,288
Merrill Lynch & Company, Inc., 6.56%, 12/16/07	125,000	132,629
Morgan Stanley Dean Witter, 6.50%, 11/1/05	500,000	504,377
Morgan Stanley Dean Witter, 6.10%, 4/15/06	2,000,000	2,032,973
Private Export Funding, Series J, 7.65%, 5/15/06 (b)	7,900,000	8,161,110
Private Export Funding, 4.97%, 8/15/13	4,000,000	4,210,991
Toyota Motor Credit Co., 5.50%, 12/15/08	375,000	391,321
Wells Fargo & Co., Series J, 6.55%, 12/1/06	600,000	621,601

		41,876,535

Chemicals (0.0%)
E.I. du Pont de Nemours & Co., 6.875%, 10/15/09 (a)	200,000	221,710

Consumer Discretionary (0.4%)
Anheuser-Busch Cos., Inc., 5.125%, 10/1/08	600,000	618,407
Anheuser-Busch Cos., Inc., 4.375%, 1/15/13	2,000,000	2,009,998

		2,628,405

Consumer Staples (0.5%)
Procter & Gamble Co., 6.875%, 9/15/09 (a)	850,000	942,381
Sara Lee Corp., Series MTNC, 5.95%, 1/9/06	650,000	654,574
Wal-Mart Stores, Inc., 5.875%, 10/15/05	1,000,000	1,006,673
Wal-Mart Stores, Inc., 5.45%, 8/1/06 (a)	300,000	304,526

		2,908,154

Energy (0.3%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	500,000	495,155
ChevronTexaco Capital Co., 3.375%, 2/15/08	1,170,000	1,149,249

		1,644,404

Health Care (0.1%)
Abbott Laboratories, 5.625%, 7/1/06	500,000	508,363

Information Technology (0.3%)
IBM Corp., 6.45%, 8/1/07	500,000	521,470
IBM Corp., Series MTN, 5.40%, 10/1/08	500,000	520,618
IBM Corp., 5.375%, 2/1/09	900,000	937,907

		1,979,995

Materials (0.1%)
Alcoa, Inc., 7.375%, 8/1/10	500,000	568,772

Printing & Publishing (0.1%)
Washington Post Co., 5.50%, 2/15/09	500,000	521,782

Telecommunications (0.1%)
GTE North, Inc., 6.90%, 11/1/08	500,000	534,319

Utilities (0.1%)
WPS Resources Corp., 7.00%, 11/1/09	750,000	828,307

Total Corporate Bonds (Cost $53,453,618)		54,220,746

U.S. Government Agencies (37.5%)
Federal Farm Credit Bank (4.7%)
5.35%, 7/26/06, Series MTN (a)	10,000,000	10,162,150
5.69%, 1/10/08	2,000,000	2,086,652
3.00%, 4/15/08 (b)	13,000,000	12,730,991
4.35%, 11/6/09 (a)	5,000,000	5,073,305

		30,053,098

Federal Home Loan Bank (8.9%)
3.20%, 8/26/05, Series WY05 (a)	1,650,000	1,649,228
5.615%, 3/1/06, Series KY06	1,000,000	1,012,305
3.25%, 7/21/06	30,000,000	29,835,059
5.25%, 8/15/06, Series EY06 (a)	1,250,000	1,269,810
2.45%, 3/23/07 (a)	6,030,000	5,894,036
3.125%, 8/15/07 (a)	10,000,000	9,846,330
6.00%, 6/11/08, Series FJ08 (a)	1,100,000	1,162,451
3.375%, 7/21/08 (a)	5,000,000	4,904,415
6.12%, 5/21/09, Series FN09	500,000	539,688

		56,113,322

Federal Home Loan Mortgage Corp. (12.6%)
3.50%, 9/15/07 (a)	1,000,000	993,859
3.50%, 3/12/08	2,600,000	2,573,046
4.75%, 12/8/10, Callable 12/8/05 @ 100 (a)	20,000,000	19,968,040
4.75%, 10/11/12, Callable 10/11/05 @ 100 (a)	56,355,000	56,416,596

		79,951,541

Federal National Mortgage Assoc. (9.8%)
6.00%, 12/15/05	1,500,000	1,516,143
5.875%, 2/2/06	1,000,000	1,010,765
2.75%, 8/11/06 (a)	5,000,000	4,943,995
6.00%, 5/15/08 (a)	500,000	528,523
6.08%, 12/15/10, Series MTN	500,000	548,916
5.875%, 3/21/11	10,000,000	10,782,220
5.50%, 7/18/12	20,000,000	20,019,719
4.75%, 2/21/13, Callable 2/21/06 @ 100 (a)	17,560,000	17,540,930
5.125%, 1/2/14	5,000,000	5,214,910

		62,106,121

Sovereign (1.5%)
Financing Corp., 8.60%, 9/26/19	500,000	710,933
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,788,590
Tennessee Valley Authority, 7.14%, 5/23/12	2,400,000	2,822,095

		9,321,618

Total U.S. Government Agencies (Cost $238,047,889)		237,545,700

Mortgage-Backed Securities (43.5%)
Federal Home Loan Mortgage Corp. (9.1%)
6.00%, 9/1/08, Pool # M80700	383,632	389,689
5.00%, 11/1/09, Pool # M80779	3,172,695	3,214,638
6.50%, 5/1/13, Pool # E00548	386,243	401,937
6.00%, 9/1/16, Pool # E01049	1,390,840	1,438,083
6.00%, 5/1/17, Pool # E89746	1,822,724	1,884,779
4.50%, 2/1/18, Pool # E94445	9,728,065	9,691,927
4.50%, 8/15/22, Series 2649, Class – VJ, CMO	6,049,000	5,831,619
5.50%, 12/15/22, Series 2542, Class – DJ, CMO	5,000,000	5,290,816
5.00%, 7/15/23, Series 2638, Class – DH, CMO	2,302,000	2,360,719
7.00%, 8/15/23, Series 1644, Class - l, CMO	1,622,857	1,655,652
5.50%, 2/1/29, Pool # A18613	9,522,820	9,684,876
6.00%, 2/1/31, Pool # CO1153	622,050	638,896
6.50%, 12/1/31, Pool # C01271	861,643	893,861
6.50%, 2/1/32, Pool # C01297	246,081	255,283
5.00%, 10/15/32, Series # 2553, Class – DJ, CMO	5,000,000	4,997,987
5.00%, 5/1/35 Pool # A35079	9,301,604	9,313,419

		57,944,181

Federal National Mortgage Assoc. (22.5%)
6.00%, 10/1/08, Pool # 254041	227,929	231,436
6.00%, 2/1/09, Pool # 254243	517,386	525,373
6.00%, 4/1/13, Pool # 251656	368,943	381,787
6.00%, 11/1/13, Pool # 323363	565,412	585,094
6.50%, 12/1/13, Pool # 555005	423,916	441,321
6.00%, 3/1/16, Pool # 253702	269,147	278,365
6.00%, 4/1/16, Pool # 535846	1,282,890	1,326,830
6.50%, 5/1/16, Pool # 253799	1,261,417	1,313,639
6.00%, 8/1/16, Pool # 545125	610,339	631,253
5.50%, 9/15/17, Series 2501, Class – MC, CMO	18,663,910	19,440,117
5.00%, 11/1/17, Pool # 254510	2,357,455	2,386,645
5.00%, 12/1/17, Pool # 254545	2,522,193	2,553,423
5.00%, 1/1/18, Pool # 650205	8,151,582	8,249,294
4.50%, 1/25/18, Series 2002-94, Class – HM, CMO	8,000,000	7,904,869
4.50%, 2/1/18, Pool # 683346	3,738,477	3,723,643
4.50%, 3/1/18, Pool # 555292	7,089,299	7,062,163
6.00%, 1/1/23, Pool # 254633	3,276,076	3,375,708
5.00%, 7/25/25, Series 2003-9, Class – JB,CMO	6,216,776	6,315,189
6.00%, 1/1/29, Pool # 252211	780,958	802,666
6.00%, 6/15/32, Pool # 569838	4,054,050	4,186,232
5.50%, 8/1/32, Pool # 555954	1,801,602	1,844,568
5.50%, 1/1/33, Pool # 678321	2,791,935	2,833,489
4.61%, 6/25/33, Series 2003-48, Class – KF*, CMO	880,241	885,306
5.00%, 7/1/33, Pool # 724965	4,153,036	4,160,922
5.00%, 8/1/33, Pool # 724635	1,871,101	1,874,019
5.00%, 8/1/33, Pool # 738751	2,116,450	2,119,511
5.00%, 10/1/33, Pool # 753298	1,029,059	1,030,632
5.50%, 1/1/34, Pool # 757571	3,478,840	3,528,532
4.50%, 9/1/34, Pool # 725866	9,522,248	9,317,691
5.50%, 1/1/35, Pool # 807988	12,569,958	12,749,507
5.50%, 3/1/35, Pool # 787561	29,832,900	30,259,033

		142,318,257

Government National Mortgage Assoc. (11.9%)
5.50%, 7/15/24, Pool # 631850	1,186,895	1,215,038
7.00%, 7/15/29, Pool # 510099	389,465	412,679
7.00%, 8/20/29, Pool # 2796	257,068	271,104
6.50%, 3/20/31, Pool # 3053	773,194	805,072
6.50%, 4/20/31, Pool # 3068	751,923	782,923
6.50%, 2/15/32, Pool # 538313	781,337	816,888
6.50%, 5/15/32, Pool # 569804 (a)	1,893,957	1,980,132

6.00%, 8/15/34, Pool # 562388 (a)	20,046,256	20,691,171
5.50%, 7/16/32, Series 2003-1, Class – PE, CMO	5,000,000	5,133,741
6.00%, 6/15/33, Pool # 604383	21,329,143	22,017,445
5.50%, 7/15/33, Pool # 615287	21,047,988	21,518,537

		75,644,730

Total Mortgage-Backed Securities (Cost $274,331,463)		275,907,168

U.S. Treasury Bonds & Notes (9.2%)
1.625%, 1/15/15 (a)	5,094,550	5,076,042
4.00%, 2/15/15 (a)	15,000,000	15,053,325
6.25%, 8/15/23 (a)	5,000,000	6,231,055
6.00%, 2/15/26 (a)	7,000,000	8,624,763
5.50%, 8/15/28 (a)(b)	10,000,000	11,776,170
5.375%, 2/15/31 (a)	10,000,000	11,800,000

		58,561,355

Total U.S. Treasury Bonds & Notes (Cost $56,323,953)		58,561,355

Repurchase Agreement (0.7%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $4,275,151 (Collateralized fully by U.S. Government Agencies)	4,274,819	4,274,819

Total Repurchase Agreement (Cost $4,274,819)		4,274,819

Securities Held as Collateral for Securities on Loan (44.0%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	279,139,688	279,139,688

Total Securities Held as Collateral for Securities on Loan (Cost $279,139,688)		279,139,688

Total Investments (Cost $905,571,430) - 143.5%		$909,649,476

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.
(b)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

CMO - Collateralized Mortgage Obligation.

MTN - Medium Term Note.

*	The rate reflected is the rate in effect at June 30, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the schedules of portfolio investments.

Total Return Bond Fund (a)

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (57.2%)
Auto-Cars/Light Trucks (0.3%)
Lear Corp., Series B, 8.11%, 5/15/09	$1,000,000	$1,034,040

Banking & Financial Services (22.9%)
Bank of America Corp., 7.40%, 1/15/11 (c)	2,000,000	2,288,958
Bank of America Corp., 5.125%, 11/15/14	2,000,000	2,090,192
Bear Stearns Companies, Inc., 3.49%, 1/30/09	1,000,000	1,004,338
Bear Stearns Companies, Inc., 5.70%, 11/15/14	1,000,000	1,072,305
Berkshire Hathaway, Inc., 3.375%, 10/15/08 (d)	3,000,000	2,918,667
Capital One Bank, 4.25%, 12/1/08	1,000,000	995,917
Citigroup, Inc., 5.625%, 8/27/12 (d)	4,000,000	4,272,516
Citigroup, Inc., 5.875%, 2/22/33 (c)	1,000,000	1,090,536
Countrywide Home Loan, 4.25%, 12/19/07	1,000,000	999,045
Dun & Bradstreet Corp., Series B, 6.625%, 3/15/06	2,000,000	2,033,878
Fifth Third Bank, 4.20%, 2/23/10 (c)	4,000,000	3,999,196
Fleet Boston Financial Corp., 3.85%, 2/15/08 (c)	3,000,000	2,972,790
FMR Corp., 7.57%, 6/15/29 (b)	1,000,000	1,339,294
General Electric Capital Corp., 5.00%, 2/15/07 (c)	2,000,000	2,030,752
General Electric Capital Corp., 3.50%, 6/22/07	2,000,000	2,002,078
Goldman Sachs Group, Inc., 4.75%, 7/15/13 (d)	4,000,000	3,996,652
Household Finance Corp., 6.50%, 11/15/08	2,000,000	2,134,686
Household Finance Corp., 6.375%, 11/27/12	2,000,000	2,211,972
J.P. Morgan Chase & Co., 4.50%, 11/15/10	1,000,000	1,007,286
J.P. Morgan Chase & Co., 4.75%, 3/1/15	5,000,000	5,004,790
John Hancock Global Funding, 7.90%, 7/2/10 (b)	2,000,000	2,325,860
Legg Mason, Inc., 6.75%, 7/2/08	2,140,000	2,302,111
Lehman Brothers Holdings, Inc., 6.625%, 2/5/06	2,000,000	2,030,474
Lehman Brothers Holdings, Inc., 7.625%, 6/1/06	2,000,000	2,059,922
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	1,000,000	979,270
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	2,000,000	2,351,294
MBNA America Bank, NA, 5.375%, 1/15/08	1,000,000	1,027,860
Merrill Lynch & Co., 4.00%, 11/15/07 (c)	1,000,000	998,277
Morgan Stanley, 6.75%, 4/15/11	3,000,000	3,321,708
Morgan Stanley, 4.75%, 4/1/14 (c)	1,000,000	985,169
Synovus Financial, 7.25%, 12/15/05	3,000,000	3,041,013
US Bancorp, 3.125%, 3/15/08	1,000,000	973,511
US Bank, 6.30%, 7/15/08	2,540,000	2,699,715
Wachovia Corp., 7.50%, 7/15/06	2,237,000	2,308,765
Wachovia Corp., 3.50%, 8/15/08 (c)	1,000,000	981,333
Wachovia Corp., 4.875%, 2/15/14 (c)	1,000,000	1,016,475
Washington Mutual, Inc., 7.50%, 8/15/06	1,000,000	1,035,090
Wells Fargo Bank, 6.45%, 2/1/11	2,000,000	2,206,022
Wells Fargo Bank, 5.00%, 11/15/14 (c)	1,000,000	1,029,593
Zions Bancorp, 2.70%, 5/1/06	5,405,000	5,349,383

		84,488,693

Consumer Discretionary (4.7%)
Harley Davidson Funding, 3.625%, 12/15/08 (b)	1,000,000	981,930
International Speedway Corp., 4.20%, 4/15/09	500,000	495,301

MDC Holdings, Inc., 5.50%, 5/15/13	1,000,000	1,020,867
Nike, Inc., 5.50%, 8/15/06	5,000,000	5,091,989
Wal-Mart Stores, 5.45%, 8/1/06 (c)	4,000,000	4,060,348
Wal-Mart Stores, 4.125%, 2/15/11	2,000,000	1,989,890
YUM! Brands, Inc., 8.50%, 4/15/06	2,405,000	2,484,851
YUM! Brands, Inc., 8.875%, 4/15/11	1,000,000	1,211,622

		17,336,798

Consumer Staples (2.2%)
ConAgra Foods, Inc., 6.00%, 9/15/06	1,000,000	1,017,031
Kraft Foods, Inc., 4.625%, 11/1/06	5,000,000	5,032,640
Pepsico, Inc., 3.20%, 5/15/07	2,000,000	1,974,024

		8,023,695

Data Processing & Preparation (1.4%)
First Data Corp., 5.625%, 11/1/11	5,000,000	5,301,925

Energy (1.1%)
PSEG Power LLC, 8.625%, 4/15/31	3,000,000	4,141,848

Health Care (6.6%)
Abbott Laboratories, 5.625%, 7/1/06	2,000,000	2,033,452
Abbott Laboratories, 3.75%, 3/15/11 (c)	2,000,000	1,949,994
Bausch & Lomb, Inc., 7.125%, 8/1/28	1,000,000	1,123,277
Becton Dickinson & Co., 7.00%, 8/1/27	1,650,000	2,039,608
Boston Scientific Corp., 5.45%, 6/15/14 (c)	500,000	524,871
Boston Scientific Corp., 5.125%, 1/12/17	1,250,000	1,271,213
Caremark Rx, Inc., 7.375%, 10/1/06	6,000,000	6,198,840
Guidant Corp., 6.15%, 2/15/06	2,450,000	2,481,862
Hospira, Inc., 5.90%, 6/15/14	1,000,000	1,071,667
Laboratory Corporation of America, 5.50%, 2/1/13	1,679,000	1,754,649
Wellpoint, Inc., 6.375%, 6/15/06	3,000,000	3,064,413
Wellpoint, Inc., 3.75%, 12/14/07	1,000,000	987,125

		24,500,971

Industrials (3.2%)
Archer Daniels Midland Co., 8.125%, 6/1/12	2,000,000	2,418,568
Brunswick Corp., 5.00%, 6/1/11	1,000,000	1,022,671
Donnelly (R.R.) & Sons, 3.75%, 4/1/09	1,000,000	968,400
FedEx Corp., 9.65%, 6/15/12	1,000,000	1,285,598
Northrop Grumman Corp., 7.00%, 3/1/06	2,000,000	2,036,180
Republic Services, Inc., 6.75%, 8/15/11	2,775,000	3,083,763
Thermo Electron, 7.625%, 10/30/08	1,000,000	1,096,047

		11,911,227

Information Technology (3.9%)
Applied Materials, Inc., 6.75%, 10/15/07	2,250,000	2,362,500
Dell, Inc., 6.55%, 4/15/08	2,970,000	3,149,926
First Data Corp., 4.70%, 11/1/06	2,000,000	2,020,904
IBM Corp., 4.875%, 10/1/06	4,000,000	4,042,619
IBM Corp., 8.375%, 11/1/19	1,000,000	1,350,753
Oracle Corp., 6.91%, 2/15/07	1,500,000	1,565,342

		14,492,044

Linen Supply & Related Items (0.3%)
Cintas Corp. No. 2, 6.00%, 6/1/12	1,000,000	1,093,935

Media (0.4%)
Harman International, 7.125%, 2/15/07	1,495,000	1,552,771

Metals (0.3%)
Placer Dome, Inc., 6.45%, 10/15/35	1,000,000	1,096,832

Motors & Generators (0.4%)
Ametek, Inc., 7.20%, 7/15/08	1,255,000	1,345,325

Oil & Gas (2.2%)
Conoco Funding Co., 5.45%, 10/15/06	6,000,000	6,108,222
Pacific Gas & Electric, 3.60%, 3/1/09	1,000,000	976,793
Trans Canada Pipelines, 4.00%, 6/15/13	1,000,000	964,048

		8,049,063

Oil & Gas Exploration Products & Services (2.0%)
Devon Energy Corp., 10.25%, 11/1/05	1,772,000	1,805,624
Devon Energy Corp., 2.75%, 8/1/06	3,000,000	2,947,917
Devon Financing Corp., 6.875%, 9/30/11	1,000,000	1,118,967
Noble Corp., 6.95%, 3/15/09	1,500,000	1,632,720

		7,505,228

Telecommunications (1.4%)
SBC Communications, Inc., 6.125%, 2/15/08	1,000,000	1,042,316
Univision Communications, Inc., 3.875%, 10/15/08	1,000,000	970,244
Verizon Virginia, Inc., 4.625%, 3/15/13	1,000,000	984,121
Verizon Wireless, Inc., 5.375%, 12/15/06	2,000,000	2,038,240

		5,034,921

Utilities (3.9%)
Alabama Power Co., 5.375%, 10/1/08	2,000,000	2,077,152
Alabama Power Co., 3.50%, 11/15/07	3,000,000	2,958,825
Carolina Power & Light, 6.80%, 8/15/07	3,000,000	3,152,853
Carolina Power & Light, 6.125%, 9/15/33	1,000,000	1,128,064
Constellation Energy Group, 6.35%, 4/1/07	1,000,000	1,034,792
First Energy Corp., Series A, 5.50%, 11/15/06 (c)	1,000,000	1,017,132
NiSource Finance Corp., 5.40%, 7/15/14	1,000,000	1,031,656
TXU Energy Co., 7.00%, 3/15/13 (b)	1,000,000	1,115,232
Virginia Electric & Power, 4.50%, 12/15/10	1,000,000	1,001,314

		14,517,020

Total Corporate Bonds (Cost $207,954,525)		211,426,336

Real Estate Investment Trust (0.6%)
Spieker Properties, LP, 7.25%, 5/1/09	2,000,000	2,187,672

Total Real Estate Investment Trusts (Cost $1,998,977)		2,187,672

U.S. Government Agencies (29.0%)
Federal Home Loan Bank (2.4%)
4.50%, 2/18/15	4,000,000	4,072,392
3.75%, 8/15/08	5,000,000	4,968,890

		9,041,282

Federal Home Loan Mortgage Corp. (8.4%)
2.375%, 2/15/07	5,000,000	4,888,825
5.125%, 11/7/13 (c)	7,000,000	7,026,656
5.00%, 5/1/20, Pool #FGB19275	9,963,042	10,080,977
5.50%, 6/1/35, Pool #A35148	9,000,000	9,131,371

		31,127,829

Federal National Conventional Loan (2.4%)
5.50%, 4/1/35, Pool#822982	8,840,493	8,966,600

Federal National Mortgage Assoc. (4.4%)
3.75%, 5/17/07 (c)	5,000,000	4,984,805
4.625%, 5/1/13 (c)	1,000,000	1,011,954
5.50%, 3/1/35	9,944,300	10,086,344

		16,083,103

Government National Mortgage Assoc. (10.6%)
4.50%, 6/1/19, Pool # 780349	9,052,778	9,016,856
6.00%, 1/15/33, Pool # 603914 (c)	3,490,751	3,602,794
6.00%, 8/15/34, Pool # 562388 (c)	7,998,218	8,255,532
5.00%, 3/15/35, Pool # 636239	6,203,646	6,259,367
5.50%, 4/15/35, Pool # 521279	11,670,366	11,929,541

		39,064,091

Student Loan Marketing Association (0.8%)
3.33%, 4/25/06, Series MTN *	2,000,000	2,003,012
4.00%, 1/15/09, Series MTN	1,000,000	992,002

		2,995,014

Total U.S. Government Agencies (Cost $107,141,152)		107,277,918

U.S. Treasury Notes (5.5%)
1.625%, 1/15/15	5,094,550	5,076,042
5.375%, 2/15/31 (c)	13,000,000	15,340,000

Total U.S. Treasury Notes (Cost $19,885,944)		20,416,042

U.S. Treasury Bonds (3.7%)
6.00%, 2/15/26 (c)	11,000,000	13,553,199

Total U.S. Treasury Bonds ($12,937,783)		13,553,199

Repurchase Agreement (3.2%)
U.S. Bank N.A., 2.80%, dated 6/30/05, maturing 7/1/05, with a maturing value of $11,648,270 (Collateralized fully by U.S. Government Agencies)	11,647,364	11,647,364

Total Repurchase Agreement (Cost $11,647,364)		11,647,364

Securities Held as Collateral for Securities on Loan (18.3%)
Pool of various securities for BB&T Funds - Note 2 – Security Loans	67,519,255	67,519,255

Total Securities Held as Collateral for Securities on Loan (Cost $67,519,255)		67,519,255

Total Investments (Cost $429,085,000) - 117.5%		$434,027,786

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Formerly known as the BB&T Intermediate Corporate Bond Fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be liquid.
(c)	Represents that all or a portion of the security was on loan as of June 30, 2005, see Note 2 – Security Loans.
(d)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of June 30, 2005. The maturity date reflected is the final maturity date.

MTN	-	Medium Term Note.
NV	-	Naamloze Vennootschap (Dutch Corp.).
SA	-	Societe Anonyme (French Corp.).

See accompanying notes to the schedules of portfolio investments.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (95.3%)
Kentucky (94.6%)
Education Bonds (22.3%)
Allen County, Kentucky School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	483,315
Boone County, Kentucky School District, Series A, 4.875%, 2/1/20, Callable 2/1/12 @ 101	100,000	105,849
Campbell County, Kentucky School District, 4.25%, 2/1/17, Callable 2/1/13 @ 100, FSA	100,000	102,872
Fayette County, Kentucky School District, 5.00%, 9/1/09	115,000	123,947
Floyd County, Kentucky School District, 4.10%, 4/1/10	220,000	230,388
Grant County, Kentucky School District Finance Corp., School Building Revenue Refunding Bonds, Series A, 4.00%, 3/1/14	600,000	621,923
Graves County, Kentucky School District, 5.60%, 2/1/18, Callable 2/1/10 @ 101	170,000	187,513
Hardin County Kentucky School District, Finance Corp., School Building Revenue Refunding Bonds, Second Series, 4.00%, 2/1/16, Callable 2/1/15@100, AMBAC (a)	375,000	383,520
Jefferson County, Kentucky, School District, Series A, 5.25%, 7/1/11, Callable 7/1/09 @ 101, FSA	200,000	218,312
Jefferson County, Kentucky School District, 5.25%, 7/1/11, FSA	250,000	274,273
Jefferson County, Kentucky School District, 5.50%, 1/1/14, FSA	125,000	143,446
Louisville & Jefferson County, Kentucky, 5.30%, 5/15/10	500,000	543,084
McLean County, Kentucky School District, 4.90%, 2/1/18, Callable 2/1/08 @ 102	150,000	158,501
Somerset, Kentucky Independent School District Finance Corp., 4.00%, 10/1/08	175,000	180,763
University of Kentucky, Series M, 4.55%, 5/1/09, Callable 5/1/08 @ 101	150,000	157,733
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	271,790

		4,187,229

Commission Bonds (30.7%)
Kentucky State Property & Buildings Commission, Project No. 83, 5.00%, 10/1/18	250,000	281,830
Kentucky State Property & Buildings Commission, Project No. 55, 6.25%, 9/1/07, FSA	100,000	107,215

Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 2/1/09, FSA	350,000	378,511
Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 8/1/09, FSA	150,000	163,539
Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 2/1/10, FSA	305,000	334,375
Kentucky State Property & Buildings Commission, Project No. 69, Series A, 5.50%, 8/1/11, FSA	540,000	606,365
Kentucky State Property & Buildings Commission, Project No. 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	500,000	548,075
Kentucky State Property & Buildings Commission, Project No. 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	336,414
Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	562,115
Kentucky State Property & Buildings Commission, Project No. 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	548,490
Kentucky State Property & Buildings Commission, Project No. 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	490,000	550,887
Kentucky State Property & Buildings Commission, Project No. 73, Series, 2, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	400,000	450,520
Kentucky State Property & Buildings Commission, Project No.74, Refunding Bonds, 5.15%, 2/1/22, Prerefunded 2/1/12 @ 100 FSA	175,000	194,423
Kentucky State Property & Buildings Commission, Project No. 76, Refunding Bonds 5.50%, 8/1/21	250,000	296,463
Louisville, Kentucky Parking Authority, 7.50%, 7/1/09, Callable 7/1/05 @ 100	350,000	409,423

		5,768,645

General Obligations (2.0%)
Hopkins County, Kentucky Detention Facilities, 5.375%, 2/1/09, FGIC	350,000	378,760

Health Care Bonds (4.5%)
Kentucky Economic Development Financial Authority, Hospital Facilities Revenue, Series C, 2.24%, 1/1/22 **	300,000	300,000
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101 (b)	500,000	549,635

		849,635

Housing Bonds (4.8%)
Kentucky Area Development District, 5.40%, 6/1/14	220,000	239,963
Kentucky Asset Liability Commission, 5.00%, 5/1/16	500,000	553,160

Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	100,000	103,618

		896,741

Transportation Bonds (11.4%)
Kentucky State Turnpike Authority, Revitalization Projects, 6.50%, 7/1/08, AMBAC	350,000	385,984
Kentucky State Turnpike Authority, Revitalization Projects, 5.50%, 7/1/09, AMBAC	250,000	273,605
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	567,275
Kentucky State Turnpike Authority, Revitalization Projects, Economic Development & Road Revenues, Refunding Bonds, Series B, 5.00%, 7/1/13, AMBAC	500,000	554,530
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/15, AMBAC	300,000	348,072

		2,129,466

Urban & Community Development (6.5%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	160,000	177,930
Daviess County, Kentucky, Court Facilities Project, Series A, 5.60%, 10/1/06	245,000	251,436
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	312,965
Mason County, Kentucky, Court Facilities Project, 4.90%, 3/1/13, Callable 3/1/08 @ 102, AMBAC	190,000	202,489
Paducah, Kentucky Public Housing Autority, 5.00%, 10/1/06, U.S. Government Guaranteed	270,000	277,282

		1,222,102

Utility Bonds (12.4%)
Kentucky Infrastructure Authority, Series G, 4.50%, 6/1/12, Callable 6/1/11 @ 100	100,000	106,264
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11 (b)	450,000	506,120
Louisville & Jefferson County, Kentucky, Metropolitan Sewer District, Sewer & Drainage Systems, Series A, 5.00%, 5/15/38, Callable @ 5/15/14 @ 101	250,000	266,983
Louisville, Kentucky, Louisville Water Co., 4.70%, 11/15/14, Callable 11/15/10 @ 100	550,000	586,310
Louisville-Jefferson County, Kentucky, Sewer Distribution, Series A, 5.75%, 5/15/14, Callable 11/15/09 @ 101, FGIC	200,000	222,616
Louisville, Kentucky Waterworks Board, Louisville Water Co., Water Systems Revenue, 5.25%, 11/15/17, Callable 11/15/10 @ 100, FSA	190,000	207,908
Madisonville, Kentucky, Water & Sewer, Series A, 4.25%, 9/1/14, Callable 3/1/14 @ 100	200,000	211,018
Owensboro, Kentucky, Electric Light & Power, Series B, 2.36%, 1/1/06, AMBAC*	60,000	59,210

Owensboro, Kentucky, Electric Light & Power, Series B, 2.74%, 1/1/09, AMBAC*	45,000	40,367
Owensboro, Kentucky, Electric Light & Power, Series B, 2.93%, 1/1/10, AMBAC*	80,000	69,019
Winchester, Kentucky, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	50,000	53,896

		2,329,711

Total Kentucky Bonds		17,462,289

Puerto Rico (0.7%)
General Obligation (0.7%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	123,869

Total Puerto Rico		123,869

Total Municipal Bonds (Cost $17,514,024)		17,886,159

Investment Companies (5.6%)
Federated Municipal Obligations Fund	172,973	172,973
Federated Tax Exempt Money Market Fund	881,857	881,857

Total Investment Companies (Cost $1,054,830)		1,054,830

Total Investments (Cost $18,568,854) - 100.9%		$18,940,988

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents security purchased on a when-issued basis. At June 30, 2005, total cost of investments purchased on a when-issued basis was $378,255.
(b)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

*	Discount note. Rate disclosed represents the effective yield at June 30, 2005.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of June 30, 2005. The maturity date reflected is the final maturity date.

AMBAC	- Insured by the AMBAC Indemnity Corp.
FGIC	- Insured by the Financial Guarantee Insurance Corp.
FHA	- Insured by the Federal Housing Administration.
FSA	- Insured by the Financial Security Assurance.
MBIA	- Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.5%)
Maryland (93.7%)
Education Bonds (11.7%)
Maryland State Authority for American Physics, 5.25%, 12/15/13, Callable 12/15/11 @ 100, GTY - AGMT	$150,000	$166,454
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	104,794
Maryland State Health & Higher Education, 5.125%, 7/1/11, AMBAC	100,000	110,668
Maryland State Health & Higher Education, 4.80%, 7/1/12	100,000	105,877
Maryland State Health & Higher Education, 5.00%, 5/15/13, Callable 5/15/11 @ 100	175,000	188,612
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/05 @ 100	55,000	57,992
Maryland State Health & Higher Education, Series A, 5.75%, 1/1/15, Callable 1/1/13 @ 101	100,000	111,576
Maryland State Health & Higher Education, Series A, 2.28%, 7/1/23 *	200,000	200,000
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/05 @ 100	135,000	135,070
Maryland State Health & Higher Education, 5.125%, 7/1/33, Callable 7/1/08 @ 101	50,000	52,894
Maryland State Community Development Administration, Series A 4.65%, 9/1/12	150,000	157,211

		1,391,148

General Obligations (57.2%)
Allegany County, Maryland, 4.50%, 4.50%, 8/1/11, Callable 8/1/08 @ 101, AMBAC	50,000	52,427
Anne Arundel County, Maryland, 5.00%, 4/1/06	70,000	70,837
Anne Arundel County, Maryland, 5.25%, 3/1/11	200,000	222,190
Anne Arundel County, Maryland, 5.375%, 3/1/13 (a)	400,000	449,611
Anne Arundel County, Maryland, Construction, Water & Sewer, 5.00%, 3/1/17, Callable 3/1/2015 @ 100	250,000	278,788
Baltimore County, Maryland, 5.00%, 9/1/05	100,000	100,413
Baltimore County, Maryland, 7.00%, 10/15/09, MBIA	100,000	116,024
Baltimore County, Maryland, 4.75%, 4.75%, 6/1/17, Callable 6/1/11 @ 101	100,000	106,778

Calvert County, Maryland, 5.00%, 7/15/10	250,000	273,083
Calvert County, Maryland, 5.00%, 7/15/11	100,000	110,145
Carroll County, Maryland, 5.00%, 11/1/09	100,000	108,270
Charles County, Maryland, 5.00%, 3/1/11	250,000	274,648
Frederick County, Maryland, Public Facilities, 5.00%, 12/1/09	250,000	271,333
Frederick County, Maryland, Public Facilities Refunding Bonds, 5.00%, 8/1/15	140,000	157,928
Harford County, Maryland, 4.00%, 12/1/05	50,000	50,299
Howard County, Maryland, 4.00%, 8/15/05	100,000	100,177
Howard County, Maryland, 5.00%, 8/15/05	100,000	100,302
Howard County, Maryland, 5.00%, 8/15/11	200,000	220,926
Maryland State, 5.25%, 3/1/09	100,000	108,349
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	386,679
Maryland State & Local Facilities, Series 2, 5.25%, 6/15/07, Callable 6/15/06 @ 100	100,000	102,541
Maryland State Community Development Administration, 4.50%, 5/15/11	105,000	110,883
Maryland State & Local Facilities, Series 2, 5.00%, 10/15/08, Callable 10/15/05 @ 101	50,000	50,856
Montgomery County, Maryland, 5.25%, 10/1/14, Callable 10/1/11 @ 101	100,000	112,216
Montgomery County, Maryland, Series A, 5.30%, 1/1/13, Callable 1/1/10 @ 101	100,000	110,584
Prince Georges County, Maryland, 5.125%, 10/1/08	100,000	107,208
Prince Georges County, Maryland, 5.50%, 10/1/08, FSA	65,000	70,375
Prince Georges County, Maryland, 5.50%, 10/1/12	100,000	113,812
Prince Georges County, Maryland, 5.00%, 10/1/12	340,000	378,154
Prince Georges County, Maryland, Series D, Construction & Public Improvement Refunding Bonds, Series D, 5.00%, 12/1/13	250,000	279,940
Queen Annes County, Maryland, Public Facilities Refunding Bonds, 5.00%, 11/15/19, Callable 11/15/15 @ 100, MBIA	300,000	331,701
Rockville, Maryland, 4.00%, 3/15/08	310,000	320,153
Saint Mary’s County, Maryland, 5.00%, 7/1/05	100,000	100,007
Washington County, Maryland, 4.80%, 1/1/08, Callable 1/1/06 @ 100, FGIC	100,000	101,041
Washington County, Maryland, 5.375%, 1/1/16	100,000	110,808
Washington Suburban Sanitation District, Maryland, Sewage Disposal Refunding Bonds, 5.00%, 6/1/11	250,000	275,715
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/17, Callable 6/1/15 @100	500,000	560,159

		6,795,360

Housing Bonds (13.8%)
Baltimore, Maryland, Public Housing Authority, 5.75%, 7/1/09	235,000	257,191
Maryland State Community Development Administration, 4.05%, 4/1/07 (a)	250,000	254,630
Maryland State Community Development Administration, Series A, 4.25%, 5/15/09	80,000	83,291
Maryland State Community Development Administration, Series E, 4.35%, 9/1/09	150,000	156,977
Maryland State Community Development Administration, Series 1, 4.50%, 4/1/11, Callable 10/1/10 @100	200,000	210,178
Maryland State Community Development Administration, Series 1, 4.60%, 4/1/13, Callable 4/1/11 @ 100	200,000	208,882
Maryland State Community Development Administration, Series B, 5.125%, 6/1/17, Callable 6/1/08 @ 101, MBIA	100,000	106,291
Maryland State Community Development Housing, Series 2, 4.65%, 4/11/11, Callable 4/1/09 @ 101	270,000	282,681
Montgomery County, Maryland Community Housing Opportunities, Series A, 4.50%, 7/1/09, Callable 7/1/08 @ 101	75,000	78,606

		1,638,727

Pollution Control Bonds (9.3%)
Anne Arundel County, Maryland, 6.00%, 4/1/24, Callable 4/1/06 @ 101	35,000	35,610
Baltimore, Maryland Project, 5.00%, 7/1/24	400,000	452,885
Baltimore, Maryland Project, Series A, 5.00%, 7/1/18	15,000	16,664
Baltimore, Maryland Project, Series A, 5.00%, 7/1/24 (a)	200,000	224,448
Baltimore, Maryland Waste & Water Project, Series A, 5.00%, 7/1/33, Callable 7/1/13 @ 100, FGIC	250,000	265,395
Montgomery County, Maryland, Solid Waste Systems, 5.00%, 6/1/13, AMBAC	100,000	110,841

		1,105,843

Transportation Bonds (1.7%)
Maryland State Transit Department, 6.80%, 7/1/16	170,000	199,432

Total Maryland Bonds		11,130,510

Washington, D.C. (1.8%)
Transportation Bonds (1.8%)
Washington, D.C., Metro Area Transportation Authority, 6.00%, 7/1/09, FGIC	125,000	139,445
Washington, D.C., Metro Area Transportation Authority, Refunding Bonds, 5.00%, 1/1/14	65,000	72,624

Total Washington, D.C.		212,069

Puerto Rico (1.0%)
General Obligation (1.0%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	123,869

Total Puerto Rico		123,869

Total Municipal Bonds (Cost $11,250,720)		11,466,448

Investment Company (2.4%)
Federated Maryland Municipal Cash Trust	280,380	280,380

Total Investment Company (Cost $280,380)		280,380

Total Investments (Cost $11,531,100) - 98.9%		$11,746,828

Percentages indicated are based on net assets as of June 30, 2005.

(a)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of June 30, 2005. The maturity date reflected is the final maturity date.

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guarantee Insurance Corporation.
FSA	– Insured by the Financial Security Assurance.
GTY-AGMT	– Insured by Guarantor Agreement.
MBIA	– Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (98.1%)
Correctional Institutions (1.4%)
North Carolina Infrastructure Financial Corp., 5.00%, 10/1/17, Callable 10/1/13 @100	$1,500,000	$1,636,395

Education Bonds (5.8%)
Johnston County, North Carolina, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,000,000	1,102,140
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102 (a)	2,270,763	2,329,484
North Carolina State University North Carolina Raleigh, Series A, 5.00%, 10/1/14, AMBAC	1,955,000	2,189,893
University of North Carolina, Charlotte, Certificate of Participation, 5.00%, 3/1/21	1,035,000	1,119,860

		6,741,377

General Obligation Bonds (40.7%)
Bladen County, North Carolina, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,295,947
Cabarrus County North Carolina, 5.00%, 2/1/14	2,340,000	2,614,294
Cabarrus County, North Carolina, 5.30%, 2/1/11, Callable 2/1/07 @ 102, MBIA	1,000,000	1,059,200
Cabarrus County, North Carolina, Certificate of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,428,586
Cabarrus County, North Carolina, 5.00%, 3/1/16, Callable 3/1/15 @ 100	1,960,000	2,189,084
Cary, North Carolina, Public Improvement, Certificate of Participation, Series A, 5.00%, 12/1/16, Callable 12/1/12 @ 100	1,050,000	1,146,369
Charlotte, North Carolina, 5.50%, 6/1/09	1,460,000	1,600,773
Charlotte, North Carolina, 5.25%, 6/1/14	1,045,000	1,194,623
Charlotte, North Carolina, Certificate of Participation, Series G, 5.00%, 6/1/16, Callable 6/1/13 @ 100	1,000,000	1,085,650
Cumberland County, North Carolina, 5.50%, 3/1/09	1,055,000	1,149,517
Currituck County, North Carolina, 5.00%, 6/1/12	1,160,000	1,284,480
Durham, North Carolina, 5.00%, 2/1/13	1,650,000	1,838,595
Granville County, North Carolina, 5.00%, 6/1/15	1,050,000	1,177,544
Guilford County, North Carolina, Series B, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,279,791
Guilford County, North Carolina, Public Improvement, Series B, 5.00%, 10/1/09	2,000,000	2,168,479
Haywood County, North Carolina, Certificate of Participation, Series A, 5.00%, 10/1/16, Callable 10/1/13 @ 101	1,985,000	2,184,611

Henderson County, North Carolina, Certificate of Participation, 5.00%, 5/1/18 Callable 5/1/15 @ 100	1,030,000	1,131,486
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/07	1,350,000	1,417,892
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/08	1,350,000	1,447,592
Johnston County, North Carolina, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,115,300
Lee County, North Carolina, Certificate of Participation, 5.00%, 4/1/16 Callable 4/1/14 @ 100, FSA	1,615,000	1,771,930
Mecklenburg County, North Carolina, Series B, 2.30%, 2/1/23 *	2,000,000	2,000,000
New Hanover County, North Carolina, Public Improvement, 5.30%, 11/1/08	1,500,000	1,617,450
Orange County, North Carolina, Public Improvement, 5.25%, 4/1/08	1,300,000	1,384,825
Randolph County, North Carolina, Certificate of Participation, 5.20%, 6/1/09, FSA	1,175,000	1,269,435
Randolph County, North Carolina, Certificate of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,915,848
Rowan County, North Carolina, 4.25%, 4/1/12	2,000,000	2,127,159
Rowan County, North Carolina, 4.25%, 4/1/13	1,750,000	1,863,453
Rutherford County, North Carolina, Certificate of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,725,184
Wake County, North Carolina, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,101,880

		47,586,977

Health Care Bonds (21.8%)
Charlotte-Mecklenberg Hospital Authority North Carolina, Health Care System, Series A, 5.50%, 1/15/08, Callable 1/15/06 @ 102	1,720,000	1,778,050
Charlotte-Mecklenberg Hospital Authority North Carolina, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,680,096
Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System, Series A, 5.00%, 1/15/14, Callable 1/15/07 @ 102	1,000,000	1,050,060
Cumberland County, North Carolina, Hospital Facilities, 5.25%, 10/1/10, Callable 10/1/09 @ 101	1,035,000	1,113,805
New Hanover County, North Carolina, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,088,340
North Carolina Medical Care Community Hospital, Gaston Health Care, 5.25%, 5/1/09, Callable 5/1/07 @ 100	1,325,000	1,377,404

North Carolina Medical Care Community Health Care, Stanley Memorial Hospital, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	787,988
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.40%, 2/15/11	525,000	542,766
North Carolina Medical Care Community Hospital, Gaston Health Care, 4.625%, 2/15/07	1,100,000	1,127,489
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/06 @ 102	1,980,000	2,048,211
North Carolina Medical Care Community Hospital, Halifax Regional Medical Center, 4.60%, 8/15/07 (c)	1,795,000	1,806,614
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.00%, 12/1/07	1,625,000	1,703,488
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Callable 12/1/08 @ 101	1,220,000	1,306,925
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100, FSA	1,680,000	1,734,130
Pitt County, North Carolina, Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/05 @ 102 (c)	3,090,000	3,219,192
Pitt County, North Carolina, Memorial Hospital, 5.25%, 12/1/21, Callable 12/1/05 @ 102	225,000	233,498
Wake County, North Carolina, Hospital, 5.125%, 10/1/13, MBIA	2,630,000	2,945,915

		25,543,971

Transportation Bonds (1.3%)
Piedmont, North Carolina, Triad Airport Authority, Series A, 6.375%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,562,848

Urban & Community Development (2.6%)
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 12/1/09, Callable 8/1/05 @ 101	485,000	514,047
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 12/1/10, Callable 8/1/05 @ 101	580,000	620,907
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/11	350,000	376,625
Durham, North Carolina, New Public Housing Authority, 5.125%, 6/1/10, Callable 12/1/05 @ 101	160,000	172,942
Durham, North Carolina, New Public Housing Authority, 5.00%, 12/1/11, Callable 8/1/05 @ 101	200,000	215,214

New Hanover County, North Carolina, Certificate of Participation, 5.00%, 9/1/17, MBIA (b)	1,030,000	1,141,590

		3,041,325

Utility Bonds (24.5%)
Brunswick County, North Carolina, Enterprise System Revenue, 5.25%, 4/1/16 Callable 4/1/14 @ 100	1,000,000	1,124,480
Charlotte, North Carolina, Water & Sewer System, 5.25%, 7/1/13	1,000,000	1,131,660
Charlotte, North Carolina, Water & Sewer System, 5.00%, 6/1/23, Callable 6/1/09 @ 102	550,000	592,295
Charlotte, North Carolina, Water & Sewer System, 5.25%, 6/1/25, Callable 6/1/10 @ 101	1,000,000	1,108,240
Durham, North Carolina, Water & Sewer Utility Systems, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,098,660
Gastonia, North Carolina, Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,087,020
Greensboro, North Carolina, Enterprise System Revenue, 5.00%, 6/1/17, Callable 6/1/15 @ 100	1,480,000	1,634,601
Greenville, North Carolina, Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,622,747
Greenville, North Carolina, Utilities, Series A, 5.60%, 9/1/20, Callable 3/1/09 @ 101, MBIA	150,000	162,828
North Carolina, Eastern Municipal Power, 4.50%, 1/1/24, Callable 1/1/22 @ 100	705,000	739,136
North Carolina, Eastern Municipal Power, Series A, 5.00%, 1/1/17	520,000	577,788
North Carolina, Eastern Municipal Power, 6.40%, 1/1/21	3,060,000	3,799,479
North Carolina, Eastern Municipal Power, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100	1,820,000	2,269,231
North Carolina, Enterprise System, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,119,690
North Carolina, Municipal Power Agency, No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC	1,610,000	1,813,375
Orange Water & Sewer Authority North Carolina, Water & Sewer System, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,664,361
Orange Water & Sewer Authority North Carolina, Water & Sewer System, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,893,138
Raleigh, North Carolina, Comb Enterprise System Revenue, 5.00%, 3/1/13	1,285,000	1,428,213
Raleigh, North Carolina, Comb Enterprise System Revenue, 5.00%, 3/1/15	1,500,000	1,683,555

Salisbury, North Carolina, Enterprise System, 5.00%, 2/1/22, Callable 2/1/12 @ 101, FSA	1,000,000	1,082,520
Wake County, North Carolina, Industrial Facilities & Pollution Control, 5.375%, 12/1/17 Callable 2/1/12 @ 101	1,000,000	1,082,970

		28,715,987

Total Municipal Bonds (Cost $110,230,007)		114,828,880

Investment Company (1.5%)
PNC North Carolina Blackrock Fund – Institutional Class	1,775,867	1,775,867

Total Investment Company (Cost $1,775,867)		1,775,867

Total Investments (Cost $112,005,874) - 99.6%		$116,604,747

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures has deemed the securities to be illiquid. Represents 2.0% of net assets.
(b)	Represents security purchased on a when-issued basis. At June 30, 2005, total cost of investments purchased on a when-issued basis was $1,141,683.
(c)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of June 30, 2005. The maturity date reflected is the final maturity date.

AMBAC	- Insured by the AMBAC Indemnity Corporation.
FGIC	- Insured by Financial Guaranty Insurance Corporation.
FSA	- Insured by Financial Security Assurance.
MBIA	- Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (95.6%)
General Obligation Bonds (49.0%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, SCSDE	$500,000	$567,570
Beaufort County, South Carolina, 5.00%, 2/1/24, Callable 2/01/14 @ 100, MBIA, State Aid Withholding	265,000	284,258
Berkeley County, South Carolina, School District, 5.375%, 4/1/09, Callable 4/1/08 @ 102, SCSDE	500,000	542,565
Berkeley County, South Carolina, School District, 5.375%, 4/1/10, Callable 4/1/08 @ 102, SCSDE	500,000	542,565
Charleston County, South Carolina, School District, 5.00%, 12/1/11, FGIC	345,000	375,922
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	270,963
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	547,935
Horry County, South Carolina, School District, 5.125%, 3/1/14, Callable 3/1/13 @ 100, SCSDE	500,000	555,030
Kershaw County, South Carolina, School District, 6.375%, 2/1/10, SCSDE	50,000	56,972
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	566,240
Lancaster County, South Carolina, School District, 5.00%, 3/1/11, Callable 3/1/10 @ 101, SCSDE (a)	500,000	546,845
Lexington County, South Carolina, 5.00%, 2/1/14, FGIC, State Aid Withholding	500,000	548,260
Lexington County, South Carolina, 5.00%, 2/1/18, Callable 2/1/12 @ 100, FGIC State Aid Withholding	500,000	541,925
Orangeburg County, South Carolina, School District, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA, SCDSE	300,000	330,804
Puerto Rico Common Wealth, Public Improvements 5.25%, 7/1/17, XLCA	500,000	579,209
Richland County, South Carolina, School District No. 001, 5.25%, 3/1/20, Callable 3/1/12 @ 100, SCSDE	300,000	326,691
South Carolina State Highway, 5.00%, Series A, 8/1/16, Callable 8/1/15 @ 100	500,000	561,450

Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	525,000	578,282
University South Carolina, Series A, 5.00%, 5/1/17, Callable 5/1/15 @100, XLCA	310,000	343,334
University South Carolina, Series A, 5.00%, 5/1/19, Callable 5/1/15 @100, XLCA	315,000	346,957
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	500,000	539,020
York County, South Carolina, School District, Series A, 5.80%, 3/1/13, Callable 3/1/09 @ 101, SCSDE, FSA	500,000	553,740

		10,106,537

Health Care Bonds (15.6%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA (a)	500,000	543,110
Greenville, South Carolina, Hospital Systems, Hospital Facilities Revenue, Series A, 5.25%, 5/1/06, GTY-AGMT	500,000	509,740
Lexington County, South Carolina, Health Services District, 4.75%, 11/1/09	500,000	526,940
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	250,000	278,328
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	544,130
University of South Carolina, Medical Facilities, Hospital Facilities Refunding Bonds, 5.625%, 8/15/15 Prerefunded 8/15/12 @ 100	200,000	229,166
University of South Carolina, Medical Facilities, 6.00%, 8/15/12 (a)	500,000	584,725

		3,216,139

Housing Bonds (1.7%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 8/1/05 @ 101, FHA	100,000	111,245
South Carolina Jobs, Economic Development Authority, Student Housing Revenue 2.59%, 7/1/35, LOC-Wachovia Bank NA*	250,000	250,000

		361,245

Utility Bonds (29.3%)
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	470,845
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	666,324
Florence, South Carolina, Waterworks & Sewer, 7.50%, 3/1/11, Callable 3/1/10 @ 101, AMBAC	590,000	707,947

Greenville, South Carolina Stormwater, Systems Revenue, 5.00%, 4/1/22, Callable 4/1/11 @ 101, FSA	400,000	427,592
Greenville, South Carolina, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	955,000	1,052,763
Piedmont, South Carolina, Municipal Power Agency, Series A, 6.50%, 1/1/14, FGIC	500,000	602,955
Rock Hill, South Carolina, Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	554,430
South Carolina State, Public Service Authority, Series B, 5.00%, 1/1/25, Callable 1/1/09 @ 101, MBIA	335,000	352,057
South Carolina State, Public Service Authority, 5.75%, 1/1/22, Callable 1/1/06 @ 102, MBIA	100,000	103,430
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	555,290
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	500,000	547,285

		6,040,918

Total Municipal Bonds (Cost $18,849,445)		19,724,839

Investment Company (2.8%)
Federated Tax Exempt Money Market Fund	568,361	568,361

Total Investment Company (Cost $568,361)		568,361

Total Investments (Cost $19,417,806) - 98.4%		$20,293,200

Percentages indicated are based on net assets as of June 30, 2005.

(a)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of June 30, 2005. The maturity date reflected is the final maturity date.

AMBAC	- Insured by AMBAC Indemnity Corp.
FGIC	- Insured by Financial Guaranty Insurance Corporation.
FHA	- Insured by Federal Housing Authority.
FSA	- Insured by Financial Security Assurance.
GTY-AGMT	- Guaranty Agreement.
LOC	- Line of Credit.
MBIA	- Insured by Municipal Bond Insurance Association.
SCSDE	- Insured by South Carolina School District Enhancement.
XLCA	- Insured by XL Capital Assurance, Inc.

See accompanying notes to the schedules of portfolio investments.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.5%)
Virginia (95.3%)
Education Bonds (16.3%)
Fairfax County, School Board Central Administration Building Project, 5.00%, 4/1/18, Callable 4/1/15 @ 100	$1,000,000	$1,102,980
Fairfax County, School Board Central Administration Building Project, 5.00%, 4/1/20, Callable 4/1/15 @ 100	1,640,000	1,792,044
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/13 @ 100	850,000	925,837
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,101,770
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,255,000	1,475,353
Virginia State Public School Authority School Financing, Refunding Bonds, Series I, 5.25%, 8/1/10	2,040,000	2,249,406
Virginia State Public School Authority School Financing, Refunding Bonds, Series I, 5.00%, 8/1/11, Callable 8/1/07 @ 101	565,000	594,194
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101	1,000,000	1,096,080
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,278,679
Virginia State Public School Authority, 5.00%, 8/1/28, Callable 8/1/13 @ 100	1,500,000	1,596,315

		13,212,658

General Obligation Bonds (47.9%)
Alexandria, Virginia, 5.00%, 1/1/13	1,850,000	2,062,713
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,063,910
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,080,580
Arlington County, Virginia, 5.00%, 5/15/15	1,795,000	2,008,264
Fairfax County, Virginia, Public Improvement, Series B, 5.50%, 12/1/07	1,000,000	1,065,930
Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102	2,000,000	2,155,840
Hampton, Virginia, Public Improvement, 5.00%, 4/1/17	1,065,000	1,172,086
Loudoun County, Virginia, Refunding Bonds, Series A, 5.00%, 7/1/17, Callable 7/1/15 @ 100, State Aid Withholding	1,180,000	1,303,806

Manassas, Virginia, 5.25%, 1/1/11, Callable 1/1/08 @ 102	1,200,000	1,290,240
Newport News, Virginia, 5.00%, 3/1/11	2,000,000	2,143,180
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	2,079,776
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Withholding	1,250,000	1,356,350
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,491,486
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,620,330
Richmond, Virginia, Public Improvement, Series A, 5.45%, 1/15/08	1,500,000	1,597,110
Roanoke, Virginia, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,117,320
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,347,487
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08	1,000,000	1,062,480
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @101 (b)	3,205,000	3,541,396
Virginia Beach, Virginia, Public Improvement, Refunding Bonds, Series B, 5.00%, 5/1/17, Callable 5/1/16 @ 102	1,000,000	1,128,760
Virginia Beach, Virginia, Development Authority, Public Facilities Revenue, Series A, 4.75%, 12/1/23, Callable 12/1/13 @ 100	1,240,000	1,290,580
Virginia Gateway Community Development Authority, 6.375%, 3/1/30, Callable 3/1/13 @ 102 (a)(b)	1,000,000	1,039,380
Virginia State Public Building Authority, Series A, 5.00%, 8/1/10	1,070,000	1,082,958
Virginia State, Public Building Authority, Public Facilities Refunding Bonds, Series A, 5.00%, 8/1/14, Callable 8/1/13 @ 100	1,500,000	1,661,340

		38,763,302

Health Care Bonds (6.1%)
Danville, Virginia, Industrial Development Authority, Regional Medical Center, 5.00%, 10/1/07, AMBAC	1,160,000	1,214,253
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,075,870
Virginia Biotechnology Research Authority, Lease Revenue, Biotech Two Project, 5.15%, 9/1/10	1,100,000	1,140,700
Winchester, Virginia, Industrial Development Authority, Winchester Medical Center, 5.25%, 1/1/06, AMBAC	1,500,000	1,518,030

		4,948,853

Transportation Bonds (8.8%)
Chesapeake Bay Bridge & Tunnel, Virginia, 5.50%, 7/1/06, Callable 7/1/05 @ 102, FGIC	2,400,000	2,453,616

Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,101,570
Fairfax County, Virginia, Economic Development Authority, 5.00%, 4/1/21, Callable 4/1/14 @ 100	1,000,000	1,081,620
Virginia Commonwealth Transportation Board, 5.75%, 5/15/09	1,035,000	1,141,346
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @ 101	1,185,000	1,305,420

		7,083,572

Utility Bonds (16.2%)
Chesterfield County, Virginia, Pollution Control Authority, 5.50%, 10/1/09, Callable 11/8/06 @ 101 (b)	2,500,000	2,606,875
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,310,000	1,439,022
Loudoun County, Virginia, Water & Sewer, 5.75%, 1/1/11, FSA	1,000,000	1,131,500
Loudoun County, Virginia, Sanitation Authority, Water & Sewer, Refunding Bonds, 5.00%, 1/1/29, Callable 1/1/15 @ 100	1,500,000	1,604,145
Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,111,246
Prince William County, Virginia, Service Authority, Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,118,260
Spotsylvania County, Virginia, Water & Sewer Systems, Refunding Bonds, 5.00%, 6/1/23, Callable 6/1/15 @ 100, FSA (b)	2,450,000	2,655,163
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,220,000	1,399,133

		13,065,344

Total Virginia		77,793,729

Washington, D.C. ( 2.2% )
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	1,600,000	1,784,896

Total Municipal Bonds (Cost $74,854,008)		78,858,625

Investment Company (1.6%)
PNC Virginia Blackrock Fund - Institutional Class	1,281,927	1,281,927

Total Investment Company (Cost $1,281,927)		1,281,927

Total Investments (Cost $76,135,935) - 99.1%		$80,140,552

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures has deemed the securities to be illiquid. Represents 1.3% of net assets.
(b)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

AMBAC	- Insured by the AMBAC Indemnity Corp.
FGIC	- Insured by the Financial Guaranty Insurance Corp.
FSA	- Insured by the Financial Security Assurance.
MBIA	- Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (98.7%)
Building - Residential/Commercial (8.2%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,065,320
West Virginia State Building Commission, Series A, 5.25%, 7/1/09, Callable 7/1/07 @ 102, MBIA	1,000,000	1,064,490
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	2,000,000	2,193,960
Wood County, West Virginia, Building Commission, 6.875%, 1/1/08, Callable 7/1/05 @ 100 (a)	1,300,000	1,418,612

		5,742,382

Education Bonds (19.1%)
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100	1,500,000	1,581,120
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,500,000	1,581,120
West Virginia Higher Education, Series A, 5.00%, 4/1/11, MBIA	2,000,000	2,190,440
West Virginia Higher Education, Series A, 5.00%, 4/1/12, MBIA	2,000,000	2,203,580
West Virginia Higher Education, Series B, 5.00%, 4/1/14, FGIC	750,000	835,343
West Virginia School Building Authority, 6.00%, 7/1/08, Callable 7/1/07 @ 102, AMBAC	560,000	604,111
West Virginia University, Series A, 5.50%, 4/1/10, MBIA	1,405,000	1,555,166
West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,665,160
West Virginia University, Series A, 5.25%, 4/1/13, Callable 4/1/08 @ 102, AMBAC	1,125,000	1,212,075

		13,428,115

General Obligation Bonds (9.8%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	858,280
Ohio County, West Virginia, Board of Education, 5.50%, 6/1/14, MBIA	880,000	1,014,763
West Virginia State, 5.50%, 6/1/09, FSA	1,000,000	1,093,710
West Virginia State, 5.50%, 6/1/10, FSA	1,500,000	1,665,570
West Virginia State, 5.75%, 6/1/14, Callable 6/1/09 @ 101	2,000,000	2,222,600

		6,854,923

Health Care Bonds (13.2%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	934,157
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/05 @ 100, MBIA	520,000	521,134
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11 (a)	2,580,000	2,693,958
West Virginia State Hospital Finance Authority, 5.90%, 1/1/06, MBIA	680,000	681,720
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	800,000	831,000
West Virginia State Hospital Finance Authority, 6.00%, 9/1/12, Callable 9/1/10 @ 101	590,000	654,635
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	510,000	628,580
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 1/1/06 @ 100, MBIA	1,300,000	1,303,302
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	1,023,961

		9,272,447

Housing Bonds (2.5%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	768,160
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/05 @ 100, FHA	1,010,000	1,014,192

		1,782,352

Pollution Control Bonds (7.3%)
Marshall County, West Virginia, Pollution Control, 5.45%, 7/1/14, Callable 1/1/06 @ 100, MBIA	950,000	961,609
Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/06 @ 100, MBIA (a)	2,000,000	2,054,100
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 102, AMBAC, MBIA	1,000,000	1,020,060
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 102, AMBAC	1,100,000	1,122,066

		5,157,835

Transportation Bonds (20.3%)
Charleston, West Virginia Parking, 4.00%, 6/1/10	650,000	660,290
Charleston, West Virginia Parking, Series A, 4.20%, 6/1/12	690,000	701,295
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,060,000	1,175,328

West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,268,179
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,128,480
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,352,750
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,124,550
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/10	750,000	808,868
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	785,000	851,113
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	2,055,000	2,233,044
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,118,250
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	802,746

		14,224,893

Utility Bonds (18.3%)
Clarksburg, West Virginia Water, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	1,225,000	1,364,430
Fairmont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	725,356
Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/06 @ 102, AMBAC	860,000	862,219
Parkersburg, West Virginia, Waterworks & Sewer Systems, 5.80%, 9/1/19, Callable 9/1/06 @ 102, FSA	2,660,000	2,799,490
West Virginia State Water Development Authority, 5.00%, 11/1/44, Callable 11/1/15 @ 100	2,000,000	2,119,160
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,108,090
West Virginia State Water Development Authority, Series B, 5.00%, 11/1/29, Callable 11/1/13 @ 101	1,500,000	1,597,770
West Virginia Water Development Authority, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,115,000	2,261,908

		12,838,423

Total Municipal Bonds (Cost $66,523,238)		69,301,370

Investment Company (0.6%)
Federated Tax Exempt Money Market Fund	397,600	397,600

Total Investment Company (Cost $397,600)		397,600

Total Investments (Cost $66,920,838) - 99.3%		$69,698,970

Percentages indicated are based on net assets as of June 30, 2005.

(a)	At June 30, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FHA	– Insured by the Federal Housing Authority.
FSA	– Insured by the Financial Security Assurance.
MBIA	– Insured by the Municipal Bond Insurance Association

See accompanying notes to the schedules of portfolio investments.

Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Certificates of Deposit (4.5%)
Banking (2.1%)
Regions Bank, Alabama, 3.13%, 8/8/05	$4,100,000	$4,100,000
Toronto Dominion Bank, 3.585%, 2/17/06	2,000,000	2,000,062
Washington Mutual Bank, 3.15%, 8/1/05	11,000,000	11,000,000
Washington Mutual Bank 3.21%, 8/16/05	2,000,000	2,000,000

		19,100,062

Financial Services (2.4%)
BNP Paribas, SA, 3.28%, 9/7/05	5,000,000	5,000,000
BNP Paribas, SA, 3.41%, 11/12/05	5,000,000	5,000,000
Credit Suisse, Zurich, 3.28%, 9/7/05	10,000,000	10,000,000
Societe General, Paris, 3.55%, 1/25/06	3,000,000	3,000,000

		23,000,000

Total Certificates of Deposit (Amortized Cost $51,100,062)		42,100,062

Commercial Paper* (22.0%)
Amusement Parks (1.0%)
Walt Disney Co., 3.28%, 8/4/05	9,500,000	9,470,616

Brokers & Dealers (0.1%)
Morgan Stanley, 3.16%, 8/10/05	1,000,000	996,489

Entertainment (1.0%)
Viacom, Inc., 3.20%, 7/5/05 (a)	6,700,000	6,697,618
Viacom, Inc., 3.20%, 7/7/05 (a)	3,000,000	2,998,400

		9,696,018

Financial Services (19.9%)
Blue Spice LLC, 3.04%, 7/6/05 (a)	4,000,000	3,998,311
Blue Spice LLC, 3.06%, 8/4/05 (a)	16,000,000	15,953,803
CIT Group, Inc., 3.31%, 10/26/05	10,000,000	9,892,425
Daimler Chrysler NA Holding Corp., 3.25%, 7/6/05	400,000	399,819
Daimler Chrysler NA Holding Corp., 3.42%, 7/27/05	3,600,000	3,591,108
Daimler Chrysler NA Holding Corp., 3.55%, 9/20/05	5,600,000	5,555,270
Edison Asset Securitization, 3.05%, 8/9/05 (a)	15,000,000	14,950,438
FCAR Auto Loan Trust, 3.14%, 8/3/05	8,500,000	8,475,534
FCAR Auto Loan Trust, 3.28%, 8/15/05	5,000,000	4,979,500
Galaxy Funding, Inc., 3.25%, 8/29/05 (a)	5,000,000	4,973,368
Grampian Funding LLC, 2.97%, 8/17/05 (a)	10,000,000	9,961,225
HBOS Treasury Services, PLC, 3.02%, 7/5/05	4,600,000	4,598,456
John Deere Credit, Ltd. (GTD John Deere Capital Corp.), 3.32%, 8/5/05	2,100,000	2,093,222
K2 (USA) LLC, (GTD K2 Corp.), 2.88%, 7/28/05 (a)	4,600,000	4,590,064

Paradigm Funding LLC, 3.18%, 8/22/05 (a)	12,500,000	12,442,493
Perry Global Funding LLC, 3.35%, 8/24/05 (a)	5,000,000	4,974,875
Picaros Funding LLC, 3.07%, 7/6/05 (a)	20,000,000	19,991,457
Picaros Funding LLC, 3.31%, 8/2/05 (a)	5,000,000	4,985,289
Picaros Funding LLC, 3.53%, 12/20/05 (a)	15,000,000	14,747,017
Sigma Finance, Inc., 2.98%, 8/18/05 (a)	4,000,000	3,984,107
Societe Generale North America, 3.55%, 8/9/05	15,000,000	14,949,138
Textron Financial Corp., 3.19%, 8/1/05	1,000,000	997,253
Textron Financial Corp., 3.18%, 7/25/05	1,800,000	1,796,184
Textron Financial Corp., 3.35%, 7/28/05	3,600,000	3,590,955
Volkswagen of America, 3.19%, 7/18/05 (a)	4,000,000	3,993,974
Volkswagen of America, 3.20%, 7/19/05 (a)	3,800,000	3,793,920
Volkswagen of America, 3.23%, 7/25/05 (a)	1,100,000	1,097,631
Volkswagen of America, 3.25%, 7/29/05 (a)	800,000	797,978

		186,154,814

Total Commercial Paper (Amortized Cost $206,317,937)		206,317,937

Corporate Bonds (7.9%)
Asset Backed Securities (4.7%)
Capital One Prime Auto Receivables Trust, Series 2005-A, 3.12%, 4/15/06	3,272,387	3,272,387
CNH Equipment Trust, Series 2004-A, 2.00%, 10/14/05	1,298,696	1,298,696
CNH Equipment Trust, Series 2005-A, 3.08%, 4/7/06	3,682,101	3,682,101
Daimler Chrysler Auto Trust, Series 2005-B, 3.26%, 5/8/06	9,573,588	9,573,587
Honda Auto Receivables Owner Trust, Series 2005-2A1, 3.18%, 5/15/06	2,282,295	2,282,295
HSBC Automotive Trust, Series 2005-A1, 3.46%, 7/17/06	9,000,000	9,000,000
Nissan Auto Receivables Owner Trust, Series 2005-B, 3.36%, 6/15/06	8,833,136	8,833,136
Volkswagen Auto Lease Trust, Series 2005-A, 2.985%, 3/20/06	2,849,937	2,849,937
WFS Financial Owner Trust, Series 2005-2, Class A1, 3.14%, 4/17/06	2,307,425	2,307,425

		43,099,564

Banking (1.1%)
Washington Mutual Bank, 3.14%, 7/18/05	10,000,000	9,999,838

Broker/Dealer (2.1%)
Goldman Sachs Group, Inc., 2.97%, 8/1/05 (b)	5,000,000	5,000,000
Goldman Sachs Group, Inc., 3.20%, 11/25/05 (b)	10,000,000	10,000,000
Goldman Sachs Group, Inc., 3.21%, 5/15/06 (a)	5,000,000	5,000,529

		20,000,529

Total Corporate Bonds (Amortized Cost $64,099,931)		64,099,931

Variable Rate Notes** (46.9%)

Banking & Financial Services (22.0%)
Anchor Holdings, (LCD U.S. Bank NA), 3.34%, 7/7/05	1,800,000	1,800,000

Bartlett, Illinois, Redevelopment Project, 3.53%, 7/6/05	5,000,000	5,000,000
Becker, Minnesota Pollution Control, 3.46%, 7/6/05	8,700,000	8,700,000
Christian Life Assembly of the Assemblies of God, (LCD Fulton Bank), 3.47%, 7/7/05	3,400,000	3,400,000
Damascus Co., Series 1998, 3.05%, 7/1/05	785,000	785,000
Damascus Co., Series 1998, 3.05%, 7/1/05	2,800,000	2,800,000
Depfa Bank PLC, 3.42%, 9/15/05 (a)	15,000,000	15,000,000
Fairway Finance Co., 3.06%, 7/1/05 (a)	2,000,000	1,999,966
Guilford Capital, LLC, Series 2002-A, 3.54%, 7/7//22	1,620,000	1,620,000
H.C. Equities, (LCD Wachovia Bank NA), 3.34%, 7/7/05	4,935,000	4,935,000
HBOS Treasury Services, PLC, 3.13%, 7/1/05	25,000,000	25,000,000
HBOS Treasury Services, PLC, 3.33%, 8/22/05 (a)	8,000,000	8,000,000
HBOS Treasury Services, PLC, 3.51%, 9/24/05	10,000,000	10,000,000
Huntington National Bank, 3.56%, 9/30/05	9,185,000	9,190,950
Indian Hills Country Club, (LCD Amsouth Bank NA, Birmingham), 3.44%, 7/7/05	3,785,000	3,785,000
J.W. Harris Company, Inc. (LCD Fifth Third Bank), 3.34%, 7/7/05	3,310,000	3,310,000
Kent Capital LLC, Series 1999, 3.60%, 7/7/05	5,540,000	5,540,000
Maryland Economic Development Corp. (LCD Manufacturers & Traders Trust Co.) 3.40%, 7/5/05	7,000,000	7,000,000
Monet Trust, Series 2001, Class A-2A, (SWP Desden Bank AG), 3.55%, 9/28/05 (a) (b)	30,000,000	30,000,000
New Keibler Thompson Co., (LCD Manufacturers & Traders Trust Co.), 3.40%, 7/1/05	7,355,000	7,355,000
Quality Synthetic Rubber Co., (LCD U.S. Bank NA), 3.34%, 7/7/05	715,000	715,000
Seven Hills School, (LCD Fifth Third Bank, Cincinnati), 3.34%, 7/7/05	820,000	820,000
Spira Millenium, (LCD Fleet National Bank), 3.38%, 7/7/05	3,780,000	3,780,000
Stone Creek, (LCD Columbus Bank and Trust Co.) 3.45%, 7/7/05	14,485,000	14,485,000
Suntrust Bank, 3.12%, 7/5/05	4,000,000	4,000,383
TOG Properties, Inc., 3.44%, 7/7/05	7,700,000	7,700,000
Vestavia Hills Baptist, (LCD Amsouth Bank, NA) 3.44%, 7/7/05	3,100,000	3,100,000
Wells Fargo & Co., 3.18%, 7/5/05	6,000,000	6,000,000
Wells Fargo & Co., 3.29%, 7/14/05	3,000,000	3,000,000

World Wildlife Fund, Inc., (AMBAC Financial Group, Inc.), 3.34%, 7/7/05	4,870,000	4,870,000
YSR LLC, (LCD Amsouth Bank NA), Series 2003, 3.44%, 7/7/05	2,139,000	2,139,000

		205,830,297

Brokers & Dealers (7.5%)
Greenwich Capital Marketing, 3.13%, 7/8/05	5,000,000	5,000,000
Merrill Lynch & Company, Inc., 3.18%, 7/5/05	10,000,000	10,000,000
Merrill Lynch & Company, Inc., 3.36%, 7/5/05 (a)	12,000,000	12,000,000
Merrill Lynch & Company, Inc., 3.45%, 8/30/05	1,000,000	1,000,249
Morgan Stanley, 3.28%, 7/4/05	20,000,000	20,000,000
Morgan Stanley, 3.18%, 7/5/05	5,000,000	5,000,000
Morgan Stanley, 3.13%, 7/5/05	10,000,000	10,000,000
Morgan Stanley, 3.35%, 7/27/05	7,000,000	7,000,000

		70,000,249

Development (0.6%)
Franklin County, Ohio, Edison Welding, Series 1995, 3.05%, 12/1/05	5,455,000	5,455,000

Federal Home Loan Mortgage Corp. (2.9%)
3.34%, 9/9/05	27,000,000	27,000,000

Financial Services (4.6%)
Compass Securitization, 3.17%, 7/12/05 (a)	8,000,000	7,999,976
Compass Securitization, 3.19%, 7/18/05 (a)	15,000,000	14,999,917
General Electric Capital Assurance Corp., 3.34%, 8/9/05 (b)	5,000,000	5,000,000
General Electric Capital Corp., 3.28%, 7/11/05 (a)	7,000,000	7,000,000
General Electric Capital Corp., 3.34%, 7/18/05 (a)	7,000,000	7,000,000
John Deere Capital Corp., 3.37%, 7/11/05	1,000,000	1,000,028

		42,999,921

Financial, Speciality (6.5%)
K2 (USA) LLC, (KBC Bank NV), 3.26%, 7/23/05 (a)	2,000,000	1,999,758
K2 (USA) LLC, (KBC Bank NV), 3.31%, 7/25/05 (a)	1,000,000	1,000,009
K2 (USA) LLC, (KBC Bank NV), 3.28%, 7/28/05 (a)	13,600,000	13,599,398
K2 (USA) LLC, (KBC Bank NV), 3.21%, 8/8/05 (a)	6,000,000	6,000,148
K2 (USA) LLC, (KBC Bank NV), 3.36%, 9/15/05 (a)	4,000,000	3,999,833
Sigma Finance, Inc., 3.25%, 7/1/05 (a)	5,000,000	4,998,972
Sigma Finance, Inc., 3.20%, 7/15/05 (a)	23,500,000	23,501,955
Sigma Finance, Inc., 3.18%, 7/15/05 (a)	6,000,000	5,999,532

		61,099,605

Insurance (2.1%)
Allstate Life Insurance Co., 1.93%, 7/1/05 (b)	2,000,000	2,000,000
Jackson National Life Insurance Co., 3.34%, 7/22/05 (b)	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.90%, 8/1/05 (b)	5,000,000	5,000,000
New York Life Insurance Co., 3.01%, 8/1/05 (b)	5,000,000	5,000,000

Travelers Insurance Co., 3.37%, 8/20/05 (b)	5,000,000	5,000,000

		20,000,000

Student Loan (0.7%)
SLM Corp., 3.36%, 7/25/05	6,600,000	6,608,602

Total Variable Rate Notes (Amortized Cost $438,993,674)		438,993,674

Collateralized Loan Agreements (11.2%)
Bear Stearns Companies, Inc., 3.5875%, dated 6/30/05 maturing 7/1/05, with a maturity value of $25,002,491 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000
First Boston, 3.5575%, dated 6/30/05 maturing 7/1/05, with a maturity value of $20,001,976 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Greenwich Capital Marketing, 3.5625%, dated 6/30/05 maturing 7/1/05, with a maturity value of $20,001,979 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Lehman Brothers Holdings, Inc. 3.5875%, dated 6/30/05 maturing 7/1/05, with a maturity value of $20,001,993 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Merrill Lynch, 3.5875%, dated 6/30/05 maturing 7/1/05, with a maturity value of $20,001,993 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

Total Collateralized Loan Agreements (Amortized Cost $105,000,000)		105,000,000

Repurchase Agreement (8.2%)
First Boston, 3.46%, dated 6/30/05 maturing 7/1/05, with a maturity value of $76,845,385 (Collateralized fully by various U.S. Government Agencies)	76,838,000	76,838,000

Total Repurchase Agreement (Amortized Cost $76,838,000)		76,838,000

Total Investments (Amortized Cost $942,349,604) - 100.7%		$942,349,604

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be illiquid. Represents 7.5% of net assets.

*	Discount note. Rate disclosed represents the effective yield at June 30, 2005.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is the rate in effect as of June 30, 2005. The maturity date reflected is the next reset date.

LLC – Limited Liability Company.

See accompanying notes to the schedules of portfolio investments.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Principal Amount	Amortized Cost
U.S. Treasury Bills* (45.7%)
2.727%, 7/7/05	$80,000,000	$79,963,416
2.816%, 7/14/05	40,000,000	39,960,025
3.014%, 8/18/05	40,000,000	39,842,427
2.931%, 8/25/05	40,000,000	39,821,785
3.013%, 9/15/05	40,000,000	39,749,411
2.968%, 9/29/05	40,000,000	39,703,425
3.025%, 10/13/05	40,000,000	39,654,706
3.189%, 11/17/05	40,000,000	39,513,500

Total U.S. Treasury Bills (Cost $358,208,695)		358,208,695

U.S. Treasury Bonds & Notes (10.2%)
1.50%, 7/31/05	40,000,000	39,976,416
1.625%, 10/31/05	40,000,000	39,803,529

Total U.S. Treasury Bonds & Notes (Cost $79,779,945)		79,779,945

Repurchase Agreement (44.3%)
Bank of America, Inc., 2.75%, dated 6/30/05, maturing 7/1/05, with maturing value of $90,006,875 (Collateralized fully by U.S. Treasury Notes)	90,000,000	90,000,000
First Boston, 2.85%, dated 6/30/05, maturing 7/1/05, with a maturing value of $103,966,747 (Collateralized fully by U.S. Treasury Notes)	103,958,517	103,958,517
Goldman Sachs Group, Inc., 2.79%, dated 6/30/05, maturing 7/1/05, with a maturing value of $83,006,433 (Collateralized fully by U.S. Treasury Notes)	83,000,000	83,000,000
Lehman Brothers, 2.85%, dated 6/30/05, maturing 7/1/05, with a maturing value of $35,002,771 (Collateralized fully by U.S. Treasury Notes)	35,000,000	35,000,000
Merrill Lynch & Company, Inc., 2.75%, dated 6/30/05, maturing 7/1/05, with a maturing value of $35,002,674 (Collateralized fully by U.S. Treasury Notes)	35,000,000	35,000,000

Total Repurchase Agreements (Cost $346,958,517)		346,958,517

Total Investments (Amortized Cost $784,947,157) - 100.2%		$784,947,157

Percentages indicated are based on net assets as of June 30, 2005.

*	Rate disclosed represents the effective yield at June 30, 2005.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.4%)
BB&T Intermediate U.S. Government Fund - Institutional Class	2,496,296	$25,387,329
BB&T International Equity Fund - Institutional Class	530,790	4,798,341
BB&T Large Company Growth Fund - Institutional Class	989,218	8,863,397
BB&T Large Company Value Fund - Institutional Class	691,020	13,025,721
BB&T Mid Cap Growth Fund - Institutional Class (a)	127,746	1,676,028
BB&T Mid Cap Value Fund - Institutional Class	138,744	2,443,289
BB&T Short U.S. Government Fund - Institutional Class	719,224	6,890,161
BB&T Small Company Growth Fund - Institutional Class (a)	76,541	1,078,459
BB&T Small Company Value Fund - Institutional Class	102,359	1,632,626
BB&T Total Return Bond Fund - Institutional Class	1,323,585	13,871,168
BB&T U.S. Treasury Money Market Fund - Institutional Class	3,749,509	3,749,509

Total Investment Companies (Cost $77,372,364)		83,416,028

Total Investments in Affiliates (Cost $77,372,364) - 100.4%		$83,416,028

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.2%)
BB&T Intermediate U.S. Government – Institutional Class	1,714,702	$17,438,524
BB&T International Equity Fund – Institutional Class	887,139	8,019,738
BB&T Large Company Growth Fund – Institutional Class	1,565,788	14,029,456
BB&T Large Company Value Fund – Institutional Class	1,114,676	21,011,634
BB&T Mid Cap Growth Fund – Institutional Class (a)	196,818	2,582,253
BB&T Mid Cap Value Fund – Institutional Class	220,432	3,881,808
BB&T Short U.S. Government Fund – Institutional Class	493,839	4,730,973
BB&T Small Company Growth Fund – Institutional Class (a)	119,785	1,687,771
BB&T Small Company Value Fund – Institutional Class	157,133	2,506,269
BB&T Total Return Bond Fund – Institutional Class	1,009,456	10,579,103
BB&T U.S. Treasury Money Market Fund – Institutional Class	3,675,297	3,675,297

Total Investment Companies (Cost $83,399,840)		90,142,826

Total Investments in Affiliates (Cost $83,399,840) - 100.2%		$90,142,826

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.

See accompanying notes to the schedules of investments.

Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.2%)
BB&T Intermediate U.S. Government Fund - Institutional Class	756,555	$7,694,164
BB&T International Equity Fund - Institutional Class	829,251	7,496,433
BB&T Large Company Growth Fund - Institutional Class	1,463,397	13,112,033
BB&T Large Company Value Fund – Institutional Class	1,042,195	19,645,380
BB&T Mid Cap Growth Fund - Institutional Class (a)	184,119	2,415,645
BB&T Mid Cap Value Fund - Institutional Class	205,705	3,622,460
BB&T Short U.S. Government Fund - Institutional Class	218,265	2,090,978
BB&T Small Company Growth Fund - Institutional Class (a)	112,391	1,583,590
BB&T Small Company Value Fund - Institutional Class	146,646	2,339,009
BB&T Total Return Bond Fund - Institutional Class	430,208	4,508,577
BB&T U.S. Treasury Money Market Fund - Institutional Class	3,178,800	3,178,800

Total Investment Companies (Cost $63,624,376)		67,687,069

Total Investments in Affiliates (Cost $63,624,376) - 100.2%		$67,687,069

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.1%)
BB&T International Equity Fund - Institutional Class	561,661	$5,077,416
BB&T Large Company Growth Fund - Institutional Class	1,046,813	9,379,445
BB&T Large Company Value Fund - Institutional Class	731,306	13,785,110
BB&T Mid Cap Growth Fund - Institutional Class (a)	134,982	1,770,964
BB&T Mid Cap Value Fund - Institutional Class	146,984	2,588,380
BB&T Small Company Growth Fund - Institutional Class (a)	80,847	1,139,140
BB&T Small Company Value Fund - Institutional Class	108,049	1,723,383
BB&T U.S. Treasury Money Market Fund - Institutional Class	1,483,546	1,483,546

Total Investment Companies (Cost $33,315,614)		36,947,384

Total Investments in Affiliates (Cost $33,315,614) - 100.1%		$36,947,384

Percentages indicated are based on net assets as of June 30, 2005.

(a)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

June 30, 2005

(Unaudited)

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the Special Opportunities Equity Fund, the International Equity Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund (formerly known as the Intermediate Corporate Bond Fund), the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in other Fund Portfolios as opposed to individual securities.

The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Funds offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of June 30, 2005, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedule of Portfolio Investments (the “Schedule”). The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Continued

Notes to Schedules of Portfolio Investments, Continued

June 30, 2005

(Unaudited)

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. The International Equity Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for Schedule of Portfolio Investments purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial

Continued

Notes to Schedules of Portfolio Investments, Continued

June 30, 2005

(Unaudited)

margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30, 2005.

Securities Transactions:

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the Special Opportunities Equity Fund, the International Equity Fund, and the Fund of Funds each may write covered call options and the Large Company Growth Fund, Small Company Growth Fund, and International Equity Fund purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Equity Income Fund and Special Opportunities Equity Fund had the following transactions in written covered call options during the quarter ended June 30, 2005.

	Equity Income Fund		Special Opportunities Equity Fund
Covered Call Options	Shares Subject to Contract	Premiums	Shares Subject to Contract	Premiums
Balance at beginning of period	885	$13,207	2,048	$301,555
Options written	1,193	59,403	7,449	442,540
Options closed	—	—	(131)	(8,777)
Options expired	(1,524)	(54,883)	(4,064)	(254,353)
Options exercised	—	—	(4,692)	(448,209)

Balance at end of period	554	$17,727	610	$32,756

The following is a summary of options outstanding as of June 30, 2005

Security	Shares Subject to Contract	Fair Value
Equity Income Fund
Merck & Company, Inc., $37.50, 7/16/05	554	$2,770

		$2,770

Special Opportunities Equity Fund
Coventry Health Care, Inc., $80.00, 8/20/05	610	$12,200

		$12,200

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continously secured by any combination of cash, U.S. Government or

Continued

Notes to Schedules of Portfolio Investments, Continued

June 30, 2005

(Unaudited)

U.S. Government agency securities, equal at all times to at least 100% of the fair value. The cash collateral received by the Funds was pooled and at June 30, 2005 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 2.62% to 3.44% and maturity dates ranging from July 2005 through June 2006). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker- dealers, banks or institutional borrowers of securities, deemed by BB&T to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2005, the following Funds had loans outstanding:

	Value of Collateral	Value of Loaned Securities
Large Company Value Fund	$194,597,904	$186,808,644
Large Company Growth Fund	122,262,687	117,839,879
Mid Cap Value Fund	76,654,656	74,038,861
Mid Cap Growth Fund	63,351,612	60,894,820
Small Company Value Fund	21,626,420	20,841,235
Small Company Growth Fund	41,238,173	39,643,692
Short U.S. Government Fund	81,044,481	79,309,603
Intermediate U.S. Government Fund	279,139,688	272,464,385
Total Return Bond Fund	67,519,255	66,222,740

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuer’s abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitation provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2005, BB&T North Carolina Intermediate Tax-Free Fund, BB&T Virginia Intermediate Tax-Free Fund, and BB&T Prime Money Market Fund held restricted securities deemed illiquid representing 2.0%, 1.3%, and 7.5% of net assets, respectively. The restricted securities held as of June 30, 2005 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102	5/15/2003	$2,274,691	$2,270,763	$2,329,484

BB&T Virginia Intermediate Tax-Free Fund
Virginia Gateway Community Development Authority, 6.375%, 3/1/30, Callable 3/1/13 @ 102	12/2/2003	1,000,000	1,000,000	1,039,380

BB&T Prime Money Market Fund
Allstate Life Insurance Co., 1.93%, 7/1/05	12/7/2000	2,000,000	2,000,000	2,000,000
General Electric Capital Assurance Corp., 3.34%, 8/9/05	5/21/2003	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 2.97%, 8/1/05	2/2/2005	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 3.20%, 11/25/05	5/9/2003	10,000,000	10,000,000	10,000,000
Jackson National Life Insurance Co., 3.34%, 7/22/05	10/23/2000	3,000,000	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.90%, 8/1/05	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, Class A-2A, (SWP DresdenBank AG), 3.55%, 9/28/05	12/23/2003	30,000,000	30,000,000	30,000,000
New York Life Insurance Co., 3.01%, 8/1/05	8/28/2003	5,000,000	5,000,000	5,000,000
Travelers Insurance Co., 3.37%, 8/20/05	8/20/2003	5,000,000	5,000,000	5,000,000

At June 30, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$63,730,008	$6,076,218	$(155,697)	$5,920,521
Large Company Value Fund	705,173,036	161,531,749	(8,031,091)	153,500,658
Large Company Growth Fund	438,691,796	56,371,632	(5,547,955)	50,823,677
Mid Cap Value Fund	232,716,788	58,165,612	(823,714)	57,341,898
Mid Cap Growth Fund	159,918,880	32,576,264	(802,977)	31,773,287
Small Company Value Fund	65,880,999	18,722,819	(326,342)	18,396,477
Small Company Growth Fund	107,528,964	18,551,085	(658,680)	17,892,405
Special Opportunities Equity Fund	158,370,511	27,483,690	(3,210,469)	24,273,221
International Equity Fund	194,782,890	35,639,417	(4,081,238)	31,558,179
Short U.S. Government Fund	273,394,307	424,215	(3,070,498)	(2,646,283)
Intermediate U.S. Government Fund	906,791,171	4,863,998	(2,005,693)	2,858,305
Total Return Bond Fund	431,375,548	6,181,163	(3,528,925)	2,652,238
Kentucky Intermediate Tax-Free Fund	18,566,108	378,640	(3,760)	374,880
Maryland Intermediate Tax-Free Fund	11,531,100	219,974	(4,246)	215,728
North Carolina Intermediate Tax-Free Fund	111,956,707	4,648,133	(93)	4,648,040
South Carolina Intermediate Tax-Free Fund	19,416,975	878,891	(2,666)	876,225
Virginia Intermediate Tax-Free Fund	76,122,225	4,029,541	(11,214)	4,018,327
West Virginia Intermediate Tax-Free Fund	66,939,468	2,806,188	(46,686)	2,759,502
Prime Money Market Fund	942,349,604	—	—	—
U.S. Treasury Money Market Fund	784,947,157	—	—	—
Capital Manager Conservative Growth Fund	77,884,098	6,082,200	(550,270)	5,531,930
Capital Manager Moderate Growth Fund	84,447,197	5,903,856	(208,227)	5,695,629
Capital Manager Growth Fund	64,934,679	3,193,600	(441,210)	2,752,390
Capital Manager Equity Fund	33,494,011	3,453,373	—	3,453,373

Continued

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date August 26, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date August 26, 2005

*	Print the name and title of each signing officer under his or her signature.